UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23340

Name of Fund:  Managed Account Series II
                                       BlackRock U.S. Mortgage Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Managed Account Series II, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 04/30/2025

Date of reporting period: 04/30/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock U.S. Mortgage Portfolio

Institutional Shares | MSUMX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock U.S. Mortgage Portfolio (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$47	0.45%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Institutional Shares returned 10.22%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 8.02% and the Bloomberg U.S. Mortgage-Backed Securities Index returned 8.99%.

What contributed to performance?

The Fund’s allocation to non-agency residential mortgage-backed securities (“RMBS”), including subsectors such as legacy RMBS, single family rentals, and non-performing or re-performing loans made the largest contribution to performance. Positions in commercial mortgage-backed securities, particularly AAA rated issues and single-asset-single-borrower securities, were also additive. An allocation to agency collateralized mortgage obligations further helped results.

What detracted from performance?

An underweight in agency mortgage-backed passthrough securities detracted, as did duration management strategies in the third quarter of 2024 and the first quarter of 2025. (Duration is a measure of interest rate sensitivity.)

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
May 15	$9,995	$9,976	$9,998
Jun 15	$9,917	$9,867	$9,921
Jul 15	$9,974	$9,936	$9,984
Aug 15	$9,975	$9,921	$9,992
Sep 15	$10,017	$9,989	$10,051
Oct 15	$10,022	$9,990	$10,057
Nov 15	$10,016	$9,964	$10,044
Dec 15	$10,009	$9,932	$10,041
Jan 16	$10,113	$10,068	$10,171
Feb 16	$10,141	$10,140	$10,209
Mar 16	$10,189	$10,233	$10,239
Apr 16	$10,227	$10,272	$10,256
May 16	$10,246	$10,275	$10,269
Jun 16	$10,323	$10,459	$10,352
Jul 16	$10,398	$10,525	$10,373
Aug 16	$10,421	$10,513	$10,385
Sep 16	$10,453	$10,507	$10,414
Oct 16	$10,432	$10,427	$10,387
Nov 16	$10,272	$10,180	$10,209
Dec 16	$10,273	$10,195	$10,209
Jan 17	$10,276	$10,215	$10,205
Feb 17	$10,341	$10,283	$10,254
Mar 17	$10,346	$10,278	$10,257
Apr 17	$10,411	$10,357	$10,324
May 17	$10,476	$10,437	$10,388
Jun 17	$10,452	$10,426	$10,346
Jul 17	$10,500	$10,471	$10,393
Aug 17	$10,569	$10,565	$10,469
Sep 17	$10,540	$10,515	$10,445
Oct 17	$10,551	$10,521	$10,442
Nov 17	$10,541	$10,507	$10,427
Dec 17	$10,571	$10,556	$10,461
Jan 18	$10,457	$10,434	$10,338
Feb 18	$10,397	$10,335	$10,271
Mar 18	$10,441	$10,401	$10,336
Apr 18	$10,411	$10,324	$10,284
May 18	$10,476	$10,398	$10,356
Jun 18	$10,485	$10,385	$10,361
Jul 18	$10,463	$10,387	$10,350
Aug 18	$10,539	$10,454	$10,413
Sep 18	$10,488	$10,387	$10,349
Oct 18	$10,415	$10,305	$10,284
Nov 18	$10,502	$10,366	$10,376
Dec 18	$10,641	$10,557	$10,565
Jan 19	$10,750	$10,669	$10,648
Feb 19	$10,750	$10,663	$10,639
Mar 19	$10,902	$10,868	$10,794
Apr 19	$10,904	$10,870	$10,787
May 19	$11,023	$11,063	$10,927
Jun 19	$11,131	$11,202	$11,005
Jul 19	$11,205	$11,227	$11,050
Aug 19	$11,268	$11,518	$11,148
Sep 19	$11,285	$11,456	$11,156
Oct 19	$11,325	$11,491	$11,196
Nov 19	$11,342	$11,485	$11,205
Dec 19	$11,370	$11,477	$11,236
Jan 20	$11,442	$11,698	$11,314
Feb 20	$11,540	$11,908	$11,431
Mar 20	$11,062	$11,838	$11,552
Apr 20	$11,297	$12,049	$11,626
May 20	$11,420	$12,105	$11,640
Jun 20	$11,556	$12,181	$11,629
Jul 20	$11,639	$12,363	$11,650
Aug 20	$11,741	$12,263	$11,655
Sep 20	$11,788	$12,257	$11,642
Oct 20	$11,836	$12,202	$11,638
Nov 20	$11,921	$12,322	$11,646
Dec 20	$12,011	$12,339	$11,671
Jan 21	$12,075	$12,250	$11,680
Feb 21	$12,060	$12,073	$11,602
Mar 21	$11,979	$11,922	$11,542
Apr 21	$12,096	$12,017	$11,606
May 21	$12,147	$12,056	$11,586
Jun 21	$12,201	$12,141	$11,581
Jul 21	$12,309	$12,276	$11,653
Aug 21	$12,328	$12,253	$11,634
Sep 21	$12,323	$12,147	$11,592
Oct 21	$12,320	$12,144	$11,570
Nov 21	$12,328	$12,180	$11,559
Dec 21	$12,321	$12,148	$11,549
Jan 22	$12,142	$11,887	$11,378
Feb 22	$11,940	$11,754	$11,268
Mar 22	$11,598	$11,427	$10,975
Apr 22	$11,209	$10,994	$10,589
May 22	$11,198	$11,065	$10,707
Jun 22	$11,022	$10,891	$10,535
Jul 22	$11,302	$11,157	$10,874
Aug 22	$11,061	$10,842	$10,502
Sep 22	$10,569	$10,374	$9,972
Oct 22	$10,352	$10,239	$9,829
Nov 22	$10,690	$10,616	$10,230
Dec 22	$10,648	$10,568	$10,185
Jan 23	$11,004	$10,893	$10,521
Feb 23	$10,811	$10,611	$10,243
Mar 23	$10,916	$10,881	$10,442
Apr 23	$10,995	$10,947	$10,496
May 23	$10,951	$10,828	$10,419
Jun 23	$10,958	$10,789	$10,375
Jul 23	$10,942	$10,781	$10,367
Aug 23	$10,900	$10,713	$10,282
Sep 23	$10,682	$10,440	$9,954
Oct 23	$10,489	$10,276	$9,749
Nov 23	$10,941	$10,741	$10,257
Dec 23	$11,329	$11,152	$10,699
Jan 24	$11,405	$11,121	$10,649
Feb 24	$11,323	$10,964	$10,476
Mar 24	$11,449	$11,066	$10,587
Apr 24	$11,234	$10,786	$10,267
May 24	$11,419	$10,969	$10,472
Jun 24	$11,537	$11,073	$10,594
Jul 24	$11,788	$11,331	$10,874
Aug 24	$11,966	$11,494	$11,049
Sep 24	$12,115	$11,648	$11,180
Oct 24	$11,958	$11,359	$10,864
Nov 24	$12,081	$11,479	$11,009
Dec 24	$12,004	$11,292	$10,827
Jan 25	$12,086	$11,351	$10,883
Feb 25	$12,291	$11,601	$11,160
Mar 25	$12,338	$11,606	$11,158
Apr 25	$12,382	$11,651	$11,190

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	10.22%	1.85%	2.16%
Bloomberg U.S. Aggregate Bond Index...
	8.02	(0.67)	1.54
Bloomberg U.S. MBS Index...
	8.99	(0.76)	1.13

Key Fund statistics

Net Assets...
$396,751,648
Number of Portfolio Holdings...
904
Net Investment Advisory Fees...
$1,545,206
Portfolio Turnover Rate...
285%

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Mortgage Portfolio (the “Predecessor Fund”), a series of Managed Account Series, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Non-Agency Mortgage-Backed Securities...
47.1%
U.S. Government Sponsored Agency Securities...
30.4
Asset-Backed Securities...
22.5
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
37.1%
AA/Aa...
10.7
A...
0.7
BBB/Baa...
2.0
BB/Ba...
1.5
B...
0.8
CCC/Caa...
3.8
CC/Ca...
2.4
C...
1.5
D...
0.1
N/R...
39.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On June 5, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Securitized Income Fund and certain changes to the Fund’s investment strategies and investment process, including a change to the Fund’s 80% policy. Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, in securitized assets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such assets. These changes are expected to become effective on or about August 5, 2025. Additionally, the Board approved a subsequent reorganization of the Fund into a newly created ETF to be named iShares Securitized Income Active ETF. The newly created ETF will have an identical investment objective and identical investment strategies and policy as the repositioned Fund. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on January 23, 2026.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock U.S. Mortgage Portfolio

Institutional Shares | MSUMX

Annual Shareholder Report — April 30, 2025

MSUMX-04/25-AR

BlackRock U.S. Mortgage Portfolio

Investor A Shares | BMPAX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock U.S. Mortgage Portfolio (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$74	0.70%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor A Shares returned 9.83%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 8.02% and the Bloomberg U.S. Mortgage-Backed Securities Index returned 8.99%.

What contributed to performance?

The Fund’s allocation to non-agency residential mortgage-backed securities (“RMBS”), including subsectors such as legacy RMBS, single family rentals, and non-performing or re-performing loans made the largest contribution to performance. Positions in commercial mortgage-backed securities, particularly AAA rated issues and single-asset-single-borrower securities, were also additive. An allocation to agency collateralized mortgage obligations further helped results.

What detracted from performance?

An underweight in agency mortgage-backed passthrough securities detracted, as did duration management strategies in the third quarter of 2024 and the first quarter of 2025. (Duration is a measure of interest rate sensitivity.)

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
May 15	$9,593	$9,976	$9,998
Jun 15	$9,516	$9,867	$9,921
Jul 15	$9,568	$9,936	$9,984
Aug 15	$9,566	$9,921	$9,992
Sep 15	$9,604	$9,989	$10,051
Oct 15	$9,606	$9,990	$10,057
Nov 15	$9,599	$9,964	$10,044
Dec 15	$9,589	$9,932	$10,041
Jan 16	$9,687	$10,068	$10,171
Feb 16	$9,711	$10,140	$10,209
Mar 16	$9,754	$10,233	$10,239
Apr 16	$9,798	$10,272	$10,256
May 16	$9,804	$10,275	$10,269
Jun 16	$9,885	$10,459	$10,352
Jul 16	$9,945	$10,525	$10,373
Aug 16	$9,964	$10,513	$10,385
Sep 16	$9,992	$10,507	$10,414
Oct 16	$9,970	$10,427	$10,387
Nov 16	$9,815	$10,180	$10,209
Dec 16	$9,814	$10,195	$10,209
Jan 17	$9,824	$10,215	$10,205
Feb 17	$9,875	$10,283	$10,254
Mar 17	$9,877	$10,278	$10,257
Apr 17	$9,938	$10,357	$10,324
May 17	$10,007	$10,437	$10,388
Jun 17	$9,972	$10,426	$10,346
Jul 17	$10,016	$10,471	$10,393
Aug 17	$10,080	$10,565	$10,469
Sep 17	$10,059	$10,515	$10,445
Oct 17	$10,058	$10,521	$10,442
Nov 17	$10,046	$10,507	$10,427
Dec 17	$10,073	$10,556	$10,461
Jan 18	$9,962	$10,434	$10,338
Feb 18	$9,903	$10,335	$10,271
Mar 18	$9,943	$10,401	$10,336
Apr 18	$9,912	$10,324	$10,284
May 18	$9,972	$10,398	$10,356
Jun 18	$9,979	$10,385	$10,361
Jul 18	$9,966	$10,387	$10,350
Aug 18	$10,025	$10,454	$10,413
Sep 18	$9,975	$10,387	$10,349
Oct 18	$9,903	$10,305	$10,284
Nov 18	$9,994	$10,366	$10,376
Dec 18	$10,114	$10,557	$10,565
Jan 19	$10,216	$10,669	$10,648
Feb 19	$10,224	$10,663	$10,639
Mar 19	$10,366	$10,868	$10,794
Apr 19	$10,356	$10,870	$10,787
May 19	$10,467	$11,063	$10,927
Jun 19	$10,578	$11,202	$11,005
Jul 19	$10,636	$11,227	$11,050
Aug 19	$10,693	$11,518	$11,148
Sep 19	$10,707	$11,456	$11,156
Oct 19	$10,743	$11,491	$11,196
Nov 19	$10,757	$11,485	$11,205
Dec 19	$10,781	$11,477	$11,236
Jan 20	$10,847	$11,698	$11,314
Feb 20	$10,938	$11,908	$11,431
Mar 20	$10,481	$11,838	$11,552
Apr 20	$10,703	$12,049	$11,626
May 20	$10,817	$12,105	$11,640
Jun 20	$10,944	$12,181	$11,629
Jul 20	$11,020	$12,363	$11,650
Aug 20	$11,115	$12,263	$11,655
Sep 20	$11,167	$12,257	$11,642
Oct 20	$11,210	$12,202	$11,638
Nov 20	$11,278	$12,322	$11,646
Dec 20	$11,372	$12,339	$11,671
Jan 21	$11,419	$12,250	$11,680
Feb 21	$11,402	$12,073	$11,602
Mar 21	$11,324	$11,922	$11,542
Apr 21	$11,432	$12,017	$11,606
May 21	$11,478	$12,056	$11,586
Jun 21	$11,527	$12,141	$11,581
Jul 21	$11,637	$12,276	$11,653
Aug 21	$11,653	$12,253	$11,634
Sep 21	$11,635	$12,147	$11,592
Oct 21	$11,630	$12,144	$11,570
Nov 21	$11,645	$12,180	$11,559
Dec 21	$11,625	$12,148	$11,549
Jan 22	$11,465	$11,887	$11,378
Feb 22	$11,260	$11,754	$11,268
Mar 22	$10,946	$11,427	$10,975
Apr 22	$10,576	$10,994	$10,589
May 22	$10,563	$11,065	$10,707
Jun 22	$10,395	$10,891	$10,535
Jul 22	$10,646	$11,157	$10,874
Aug 22	$10,416	$10,842	$10,502
Sep 22	$9,949	$10,374	$9,972
Oct 22	$9,743	$10,239	$9,829
Nov 22	$10,059	$10,616	$10,230
Dec 22	$10,018	$10,568	$10,185
Jan 23	$10,351	$10,893	$10,521
Feb 23	$10,179	$10,611	$10,243
Mar 23	$10,264	$10,881	$10,442
Apr 23	$10,347	$10,947	$10,496
May 23	$10,293	$10,828	$10,419
Jun 23	$10,297	$10,789	$10,375
Jul 23	$10,291	$10,781	$10,367
Aug 23	$10,249	$10,713	$10,282
Sep 23	$10,031	$10,440	$9,954
Oct 23	$9,859	$10,276	$9,749
Nov 23	$10,270	$10,741	$10,257
Dec 23	$10,645	$11,152	$10,699
Jan 24	$10,701	$11,121	$10,649
Feb 24	$10,622	$10,964	$10,476
Mar 24	$10,738	$11,066	$10,587
Apr 24	$10,546	$10,786	$10,267
May 24	$10,705	$10,969	$10,472
Jun 24	$10,826	$11,073	$10,594
Jul 24	$11,060	$11,331	$10,874
Aug 24	$11,212	$11,494	$11,049
Sep 24	$11,350	$11,648	$11,180
Oct 24	$11,200	$11,359	$10,864
Nov 24	$11,312	$11,479	$11,009
Dec 24	$11,251	$11,292	$10,827
Jan 25	$11,325	$11,351	$10,883
Feb 25	$11,503	$11,601	$11,160
Mar 25	$11,544	$11,606	$11,158
Apr 25	$11,583	$11,651	$11,190

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	9.83%	1.59%	1.90%
Investor A Shares (with sales charge)...
	5.44	0.77	1.48
Bloomberg U.S. Aggregate Bond Index...
	8.02	(0.67)	1.54
Bloomberg U.S. MBS Index...
	8.99	(0.76)	1.13

Key Fund statistics

Net Assets...
$396,751,648
Number of Portfolio Holdings...
904
Net Investment Advisory Fees...
$1,545,206
Portfolio Turnover Rate...
285%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Mortgage Portfolio (the “Predecessor Fund”), a series of Managed Account Series, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Non-Agency Mortgage-Backed Securities...
47.1%
U.S. Government Sponsored Agency Securities...
30.4
Asset-Backed Securities...
22.5
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
37.1%
AA/Aa...
10.7
A...
0.7
BBB/Baa...
2.0
BB/Ba...
1.5
B...
0.8
CCC/Caa...
3.8
CC/Ca...
2.4
C...
1.5
D...
0.1
N/R...
39.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On June 5, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Securitized Income Fund and certain changes to the Fund’s investment strategies and investment process, including a change to the Fund’s 80% policy. Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, in securitized assets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such assets. These changes are expected to become effective on or about August 5, 2025. Additionally, the Board approved a subsequent reorganization of the Fund into a newly created ETF to be named iShares Securitized Income Active ETF. The newly created ETF will have an identical investment objective and identical investment strategies and policy as the repositioned Fund. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on January 23, 2026.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock U.S. Mortgage Portfolio

Investor A Shares | BMPAX

Annual Shareholder Report — April 30, 2025

BMPAX-04/25-AR

BlackRock U.S. Mortgage Portfolio

Investor C Shares | BMPCX

Annual Shareholder Report — April 30, 2025

This annual shareholder report contains important information about BlackRock U.S. Mortgage Portfolio (the “Fund”) for the period of May 1, 2024 to April 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$152	1.45%

How did the Fund perform last year?

  For the reporting period ended April 30, 2025, the Fund's Investor C Shares returned 9.01%.

  For the same period, the Bloomberg U.S. Aggregate Bond Index returned 8.02% and the Bloomberg U.S. Mortgage-Backed Securities Index returned 8.99%.

What contributed to performance?

The Fund’s allocation to non-agency residential mortgage-backed securities (“RMBS”), including subsectors such as legacy RMBS, single family rentals, and non-performing or re-performing loans made the largest contribution to performance. Positions in commercial mortgage-backed securities, particularly AAA rated issues and single-asset-single-borrower securities, were also additive. An allocation to agency collateralized mortgage obligations further helped results.

What detracted from performance?

An underweight in agency mortgage-backed passthrough securities detracted, as did duration management strategies in the third quarter of 2024 and the first quarter of 2025. (Duration is a measure of interest rate sensitivity.)

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: May 1, 2015 through April 30, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index
May 15	$9,986	$9,976	$9,998
Jun 15	$9,909	$9,867	$9,921
Jul 15	$9,957	$9,936	$9,984
Aug 15	$9,949	$9,921	$9,992
Sep 15	$9,973	$9,989	$10,051
Oct 15	$9,979	$9,990	$10,057
Nov 15	$9,955	$9,964	$10,044
Dec 15	$9,939	$9,932	$10,041
Jan 16	$10,043	$10,068	$10,171
Feb 16	$10,052	$10,140	$10,209
Mar 16	$10,091	$10,233	$10,239
Apr 16	$10,130	$10,272	$10,256
May 16	$10,130	$10,275	$10,269
Jun 16	$10,207	$10,459	$10,352
Jul 16	$10,262	$10,525	$10,373
Aug 16	$10,276	$10,513	$10,385
Sep 16	$10,298	$10,507	$10,414
Oct 16	$10,269	$10,427	$10,387
Nov 16	$10,102	$10,180	$10,209
Dec 16	$10,095	$10,195	$10,209
Jan 17	$10,099	$10,215	$10,205
Feb 17	$10,155	$10,283	$10,254
Mar 17	$10,141	$10,278	$10,257
Apr 17	$10,207	$10,357	$10,324
May 17	$10,262	$10,437	$10,388
Jun 17	$10,220	$10,426	$10,346
Jul 17	$10,258	$10,471	$10,393
Aug 17	$10,318	$10,565	$10,469
Sep 17	$10,290	$10,515	$10,445
Oct 17	$10,292	$10,521	$10,442
Nov 17	$10,264	$10,507	$10,427
Dec 17	$10,285	$10,556	$10,461
Jan 18	$10,175	$10,434	$10,338
Feb 18	$10,099	$10,335	$10,271
Mar 18	$10,144	$10,401	$10,336
Apr 18	$10,096	$10,324	$10,284
May 18	$10,161	$10,398	$10,356
Jun 18	$10,151	$10,385	$10,361
Jul 18	$10,131	$10,387	$10,350
Aug 18	$10,185	$10,454	$10,413
Sep 18	$10,128	$10,387	$10,349
Oct 18	$10,059	$10,305	$10,284
Nov 18	$10,134	$10,366	$10,376
Dec 18	$10,250	$10,557	$10,565
Jan 19	$10,346	$10,669	$10,648
Feb 19	$10,349	$10,663	$10,639
Mar 19	$10,486	$10,868	$10,794
Apr 19	$10,469	$10,870	$10,787
May 19	$10,586	$11,063	$10,927
Jun 19	$10,680	$11,202	$11,005
Jul 19	$10,732	$11,227	$11,050
Aug 19	$10,793	$11,518	$11,148
Sep 19	$10,791	$11,456	$11,156
Oct 19	$10,820	$11,491	$11,196
Nov 19	$10,827	$11,485	$11,205
Dec 19	$10,856	$11,477	$11,236
Jan 20	$10,905	$11,698	$11,314
Feb 20	$10,989	$11,908	$11,431
Mar 20	$10,524	$11,838	$11,552
Apr 20	$10,740	$12,049	$11,626
May 20	$10,847	$12,105	$11,640
Jun 20	$10,968	$12,181	$11,629
Jul 20	$11,037	$12,363	$11,650
Aug 20	$11,125	$12,263	$11,655
Sep 20	$11,171	$12,257	$11,642
Oct 20	$11,207	$12,202	$11,638
Nov 20	$11,279	$12,322	$11,646
Dec 20	$11,354	$12,339	$11,671
Jan 21	$11,405	$12,250	$11,680
Feb 21	$11,371	$12,073	$11,602
Mar 21	$11,285	$11,922	$11,542
Apr 21	$11,386	$12,017	$11,606
May 21	$11,424	$12,056	$11,586
Jun 21	$11,466	$12,141	$11,581
Jul 21	$11,568	$12,276	$11,653
Aug 21	$11,577	$12,253	$11,634
Sep 21	$11,551	$12,147	$11,592
Oct 21	$11,550	$12,144	$11,570
Nov 21	$11,548	$12,180	$11,559
Dec 21	$11,521	$12,148	$11,549
Jan 22	$11,354	$11,887	$11,378
Feb 22	$11,156	$11,754	$11,268
Mar 22	$10,827	$11,427	$10,975
Apr 22	$10,455	$10,994	$10,589
May 22	$10,436	$11,065	$10,707
Jun 22	$10,263	$10,891	$10,535
Jul 22	$10,504	$11,157	$10,874
Aug 22	$10,282	$10,842	$10,502
Sep 22	$9,804	$10,374	$9,972
Oct 22	$9,606	$10,239	$9,829
Nov 22	$9,901	$10,616	$10,230
Dec 22	$9,864	$10,568	$10,185
Jan 23	$10,175	$10,893	$10,521
Feb 23	$10,000	$10,611	$10,243
Mar 23	$10,088	$10,881	$10,442
Apr 23	$10,152	$10,947	$10,496
May 23	$10,099	$10,828	$10,419
Jun 23	$10,103	$10,789	$10,375
Jul 23	$10,097	$10,781	$10,367
Aug 23	$10,056	$10,713	$10,282
Sep 23	$9,842	$10,440	$9,954
Oct 23	$9,673	$10,276	$9,749
Nov 23	$10,076	$10,741	$10,257
Dec 23	$10,444	$11,152	$10,699
Jan 24	$10,500	$11,121	$10,649
Feb 24	$10,422	$10,964	$10,476
Mar 24	$10,536	$11,066	$10,587
Apr 24	$10,348	$10,786	$10,267
May 24	$10,503	$10,969	$10,472
Jun 24	$10,622	$11,073	$10,594
Jul 24	$10,851	$11,331	$10,874
Aug 24	$11,001	$11,494	$11,049
Sep 24	$11,136	$11,648	$11,180
Oct 24	$10,989	$11,359	$10,864
Nov 24	$11,099	$11,479	$11,009
Dec 24	$11,039	$11,292	$10,827
Jan 25	$11,112	$11,351	$10,883
Feb 25	$11,286	$11,601	$11,160
Mar 25	$11,326	$11,606	$11,158
Apr 25	$11,365	$11,651	$11,190

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	9.01%	0.84%	1.29%
Investor C Shares (with sales charge)...
	8.01	0.84	1.29
Bloomberg U.S. Aggregate Bond Index...
	8.02	(0.67)	1.54
Bloomberg U.S. MBS Index...
	8.99	(0.76)	1.13

Key Fund statistics

Net Assets...
$396,751,648
Number of Portfolio Holdings...
904
Net Investment Advisory Fees...
$1,545,206
Portfolio Turnover Rate...
285%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

The Fund has added the Bloomberg U.S. Aggregate Bond Index in response to new regulatory requirements.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock U.S. Mortgage Portfolio (the “Predecessor Fund”), a series of Managed Account Series, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of April 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Non-Agency Mortgage-Backed Securities...
47.1%
U.S. Government Sponsored Agency Securities...
30.4
Asset-Backed Securities...
22.5
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
37.1%
AA/Aa...
10.7
A...
0.7
BBB/Baa...
2.0
BB/Ba...
1.5
B...
0.8
CCC/Caa...
3.8
CC/Ca...
2.4
C...
1.5
D...
0.1
N/R...
39.4
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of planned changes to the Fund since April 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after April 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On June 5, 2025, the Fund’s Board approved a change in the name of the Fund to BlackRock Securitized Income Fund and certain changes to the Fund’s investment strategies and investment process, including a change to the Fund’s 80% policy. Under normal circumstances, the Fund will invest at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, in securitized assets and derivatives that provide investment exposure to such securities or to one or more market risk factors associated with such assets. These changes are expected to become effective on or about August 5, 2025. Additionally, the Board approved a subsequent reorganization of the Fund into a newly created ETF to be named iShares Securitized Income Active ETF. The newly created ETF will have an identical investment objective and identical investment strategies and policy as the repositioned Fund. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on January 23, 2026.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock U.S. Mortgage Portfolio

Investor C Shares | BMPCX

Annual Shareholder Report — April 30, 2025

BMPCX-04/25-AR

(b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of directors (the “board of directors”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock U.S. Mortgage Portfolio	$32,595	$32,436	$0	$0	$17,100	$17,056	$407	$407

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored and advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

          The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock U.S. Mortgage Portfolio	$17,507	$17,463

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
April 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
Managed Account Series II
BlackRock U.S. Mortgage Portfolio

Table of Contents
Page

The Benefits and Risks of Leveraging

The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Fund may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Fund may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by the Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to the Fund’s shareholders, and the value of these portfolio holdings is reflected in the Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage.
Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively in addition to the impact on the Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that the Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in the Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of the Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund incurs expenses in connection with the use of leverage, all of which are borne by the Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
April 30, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
510 Loan Acquisition Trust, Series 2020-1, Class
A, 8.11%, 09/25/60
(a) (b)
............... USD 772 $ 783,934
522 Funding CLO Ltd., Series 2018-3A, Class
AR, (3-mo. CME Term SOFR at 1.04% Floor +
1.30%), 5.57%, 10/20/31
(b) (c)
........... 647 646,477
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-HE3, Class M1, (1-mo. CME
Term SOFR at 0.93% Floor + 1.04%), 5.37%,
11/25/34
(c)
........................ 230 228,600
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 335 336,697
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 100 100,370
Ajax Mortgage Loan Trust
(b)
Series 2020-C, Class C, 0.00%, 09/27/60 .. 4 3,199
Series 2021-E, Class B3, 4.02%, 12/25/60
(c)
. 379 115,918
Series 2021-E, Class XS, 0.00%, 12/25/60
(c)
4,837 174,217
Series 2021-F, Class A, 4.88%, 06/25/61
(a)
.. 1,557 1,555,540
Series 2021-F, Class B, 3.75%, 06/25/61
(a)
.. 346 340,945
Series 2021-F, Class C, 0.00%, 06/25/61 ... 520 486,575
Series 2021-G, Class A, 4.88%, 06/25/61
(c)
. 1,264 1,254,079
Series 2021-G, Class B, 3.75%, 06/25/61
(c)
. 258 260,690
Series 2021-G, Class C, 0.00%, 06/25/61 .. 459 451,303
AMSR Trust
(b)
Series 2020-SFR4, Class G2, 4.87%,
11/17/37 ...................... 850 835,332
Series 2023-SFR2, Class F1, 3.95%,
06/17/40 ...................... 600 553,398
Apidos CLO XII, Series 2013-12A, Class BRR,
(3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.71%, 04/15/31
(b) (c)
........... 1,200 1,199,990
Apidos CLO XV, Series 2013-15A, Class A1RR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.27%), 5.54%, 04/20/31
(b) (c)
........... 340 339,529
Apidos CLO XXXII, Series 2019-32A, Class A1R,
(3-mo. CME Term SOFR at 1.10% Floor +
1.10%), 5.37%, 01/20/33
(b) (c)
........... 279 277,486
AREIT LLC, Series 2023-CRE8, Class A, (1-mo.
CME Term SOFR at 2.11% Floor + 2.11%),
6.44%, 08/17/41
(b) (c)
................. 552 550,838
AREIT Ltd., Series 2024-CRE9, Class A, (1-mo.
CME Term SOFR at 1.69% Floor + 1.69%),
6.01%, 05/17/41
(b) (c)
................. 470 468,879
AREIT Trust, Series 2022-CRE6, Class A, (SOFR
30 day Average at 1.25% Floor + 1.25%),
5.60%, 01/20/37
(b) (c)
................. 346 343,412
Bayview Financial Revolving Asset Trust, Series
2004-B, Class A1, (1-mo. CME Term SOFR at
1.00% Floor + 1.11%), 5.43%, 05/28/39
(b) (c)
. 1,486 1,218,213
BDS Ltd., Series 2021-FL9, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.18%), 5.50%,
11/16/38
(b) (c)
...................... 203 200,638
Bear Stearns Asset-Backed Securities I Trust
(c)
Series 2006-HE8, Class 1A3, (1-mo. CME
Term SOFR at 0.52% Floor + 0.63%),
4.96%, 10/25/36 ................. 717 694,335
Series 2007-HE2, Class 1A4, (1-mo. CME
Term SOFR at 0.32% Floor + 0.43%),
4.76%, 03/25/37 ................. 701 632,249
Series 2007-HE2, Class 22A, (1-mo. CME
Term SOFR at 0.28% Floor + 0.39%),
4.72%, 03/25/37 ................. 437 404,539
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.64%, 10/20/37
(b) (c)
1,000 1,000,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BSPRT Issuer Ltd., Series 2022-FL8, Class A,
(SOFR 30 day Average at 1.50% Floor +
1.50%), 5.84%, 02/15/37
(b) (c)
........... USD 322 $ 320,015
Carlyle Global Market Strategies CLO Ltd.
(b)(c)
Series 2014-2RA, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.31%), 5.63%,
05/15/31 ...................... 250 249,940
Series 2014-5A, Class A1RR, (3-mo. CME
Term SOFR at 1.14% Floor + 1.40%),
5.66%, 07/15/31 ................. 270 270,326
Series 2015-4A, Class A1RR, (3-mo. CME
Term SOFR at 1.22% Floor + 1.22%),
5.49%, 07/20/32 ................. 644 643,199
Carlyle US CLO Ltd.
(b)(c)
Series 2017-4A, Class A1, (3-mo. CME Term
SOFR at 1.18% Floor + 1.44%), 5.70%,
01/15/30 ...................... 148 147,992
Series 2018-2A, Class A1R, (3-mo. CME Term
SOFR at 1.15% Floor + 1.15%), 5.41%,
10/15/31 ...................... 430 429,551
Carrington Mortgage Loan Trust, Series 2007-
FRE1, Class M1, (1-mo. CME Term SOFR
at 0.50% Floor and 14.50% Cap + 0.61%),
4.94%, 02/25/37
(c)
.................. 1,934 1,451,570
CarVal CLO I Ltd., Series 2018-1A, Class AR,
(3-mo. CME Term SOFR at 1.23% Floor +
1.23%), 5.49%, 07/16/31
(b) (c)
........... 1,785 1,782,127
Cayuga Park CLO Ltd., Series 2020-1A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.66%, 07/17/34
(b) (c)
........... 1,500 1,499,250
Centex Home Equity Loan Trust, Series 2004-D,
Class MV1, (1-mo. CME Term SOFR at 0.93%
Floor + 1.04%), 5.37%, 09/25/34
(c)
....... 420 410,429
CFMT LLC
(b)(c)
Series 2024-HB13, Class M2, 3.00%,
05/25/34 ...................... 750 706,027
Series 2024-HB13, Class M3, 3.00%,
05/25/34 ...................... 1,200 1,111,140
College Ave Student Loans LLC, Series 2021-C,
Class C, 3.06%, 07/26/55
(b)
............ 124 113,915
College Avenue Student Loans LLC, Series
2021-B, Class C, 2.72%, 06/25/52
(b)
...... 592 542,729
Countrywide Asset-Backed Certificates, Series
2002-BC3, Class M2, (1-mo. CME Term
SOFR at 1.73% Floor + 1.84%), 6.17%,
05/25/32
(c)
....................... 934 926,336
Credit-Based Asset Servicing & Securitization
LLC, Series 2007-CB6, Class A4, (1-mo. CME
Term SOFR at 0.34% Floor + 0.45%), 4.78%,
07/25/37
(b) (c)
...................... 1,350 868,179
CWABS Asset-Backed Certificates Trust
(c)
Series 2006-18, Class M1, (1-mo. CME Term
SOFR at 0.45% Floor + 0.56%), 4.89%,
03/25/37 ...................... 1,553 1,530,252
Series 2006-22, Class M1, (1-mo. CME Term
SOFR at 0.35% Floor + 0.46%), 4.79%,
05/25/47 ...................... 2,171 1,811,189
Series 2006-26, Class M1, (1-mo. CME Term
SOFR at 0.38% Floor + 0.49%), 4.82%,
06/25/37 ...................... 887 747,154
Series 2007-BC3, Class 1A, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.80%,
11/25/47 ...................... 563 525,960

Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CWABS, Inc. Asset-Backed Certificates Trust,
Series 2004-6, Class 2A4, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.34%,
11/25/34
(c)
........................ USD 8 $ 7,502
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 5.54%, 04/15/31
(b) (c)
........... 396 396,197
EDvestinU Private Education Loan Issue
No. LLC, Series 2021-A, Class A, 1.80%,
11/25/45
(b)
....................... 278 256,174
Ford Credit Auto Owner Trust, Series 2025-1,
Class B, 5.01%, 08/15/37
(a) (b)
........... 232 234,513
Foundation Finance Trust
(b)
Series 2024-1A, Class A, 5.50%, 12/15/49 .. 220 224,449
Series 2024-2A, Class B, 4.93%, 03/15/50 .. 860 854,747
Series 2025-1A, Class A, 4.95%, 04/15/50 .. 203 203,543
Series 2025-1A, Class D, 6.09%, 04/15/50 .. 210 210,541
Galaxy XXI CLO Ltd., Series 2015-21A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 5.55%, 04/20/31
(b) (c)
........... 210 209,597
GoodLeap Home Improvement Solutions Trust
(b)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 796 801,577
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 622 627,321
Series 2025-1A, Class B, 6.27%, 02/20/49 .. 249 249,830
GreenSky Home Improvement Issuer Trust
(b)
Series 2024-2, Class A2, 5.25%, 10/27/59 .. 631 632,023
Series 2024-2, Class D, 6.43%, 10/27/59 ... 207 209,467
Series 2025-1A, Class A4, 5.22%, 03/25/60 . 100 100,386
GSAA Home Equity Trust
Series 2006-5, Class 1A1, (1-mo. CME Term
SOFR at 0.36% Floor + 0.47%), 4.80%,
03/25/36
(c)
..................... 94 26,974
Series 2007-9, Class A2A, 6.50%, 10/25/37 . 828 458,318
GSAA Trust, Series 2007-3, Class 1A1A, (1-mo.
CME Term SOFR at 0.14% Floor + 0.25%),
4.58%, 03/25/47
(c)
.................. 1,926 984,006
Home Partners of America Trust, Series 2021-3,
Class F, 4.24%, 01/17/41
(b)
............ 1,808 1,627,576
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
0.00%, 10/19/42
(b) (c)
................. 590 588,525
KREF Ltd., Series 2022-FL3, Class A, (1-mo.
CME Term SOFR at 1.45% Floor + 1.45%),
5.77%, 02/17/39
(b) (c)
................. 768 766,178
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(b) (c)
........... 1,539 1,478,733
Lendmark Funding Trust
(b)
Series 2021-2A, Class A, 2.00%, 04/20/32 .. 600 567,183
Series 2024-2A, Class B, 4.86%, 02/21/34 .. 203 201,314
Long Beach Mortgage Loan Trust
(c)
Series 2006-1, Class 2A4, (1-mo. CME Term
SOFR at 0.60% Floor + 0.71%), 5.04%,
02/25/36 ...................... 603 508,182
Series 2006-7, Class 2A3, (1-mo. CME Term
SOFR at 0.32% Floor + 0.43%), 4.76%,
08/25/36 ...................... 1,525 592,806
Madison Park Funding XL Ltd., Series 9A, Class
AR2, (3-mo. CME Term SOFR at 0.99% Floor
+ 1.25%), 5.56%, 05/28/30
(b) (c)
.......... 501 500,408
Madison Park Funding XVIII Ltd., Series 2015-
18A, Class ARR, (3-mo. CME Term SOFR at
0.94% Floor + 1.20%), 5.47%, 10/21/30
(b) (c)
. 1,103 1,103,460
Madison Park Funding XXI Ltd., Series 2016-
21A, Class AARR, (3-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.60%, 10/15/32
(b) (c)
. 981 980,852
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Mariner Finance issuance Trust, Series 2024-BA,
Class D, 6.36%, 11/20/38
(b)
............ USD 210 $ 211,773
Mariner Finance Issuance Trust, Series 2023-AA,
Class A, 6.70%, 10/22/35
(b)
............ 125 126,142
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2024-FL14, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%), 6.06%,
03/19/39
(b) (c)
...................... 418 417,975
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-1, Class A3, (1-mo. CME Term
SOFR at 0.30% Floor + 0.41%), 4.74%,
07/25/36
(c)
....................... 395 152,314
Mosaic Solar Loan Trust, Series 2019-2A, Class
A, 2.88%, 09/20/40
(b)
................ 34 30,068
Navient Private Education Loan Trust
(b)(c)
Series 2018-BA, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 0.83%), 5.16%,
12/15/59 ...................... 481 481,239
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 5.34%,
11/15/68 ...................... 334 333,228
Navient Private Education Refi Loan Trust
(b)
Series 2019-D, Class A2A, 3.01%, 12/15/59 . 73 70,804
Series 2020-IA, Class A1B, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.44%,
04/15/69
(c)
..................... 566 562,551
Series 2021-EA, Class A, 0.97%, 12/16/69 .. 807 710,908
Series 2021-EA, Class B, 2.03%, 12/16/69 . 760 533,150
Nelnet Student Loan Trust
(b)
Series 2021-A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 1.14%), 5.46%,
04/20/62
(c)
..................... 880 870,951
Series 2021-A, Class B1, 2.85%, 04/20/62 .. 250 219,037
Series 2021-CA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.85%), 5.17%,
04/20/62
(c)
..................... 321 319,060
Series 2021-CA, Class B, 2.53%, 04/20/62 . 269 231,343
Series 2021-DA, Class B, 2.90%, 04/20/62 . 700 616,994
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 5.43%,
03/15/57
(c)
..................... 314 310,989
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class A1R, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%), 5.51%,
01/20/35
(b) (c)
...................... 1,970 1,965,934
New Residential Mortgage Loan Trust, Series
2022-SFR1, Class F, 4.44%, 02/17/39
(b)
.... 2,739 2,633,341
NYMT Trust, Series 2024-RR1, Class A, 7.37%,
05/25/64
(a) (b)
...................... 933 924,313
Octagon 66 Ltd., Series 2022-1A, Class A1R,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 6.07%, 11/16/36
(b) (c)
........... 650 650,487
Octagon Investment Partners 35 Ltd., Series
2018-1A, Class A1A, (3-mo. CME Term SOFR
at 1.06% Floor + 1.32%), 5.59%, 01/20/31
(b) (c)
276 276,346
OneMain Direct Auto Receivables Trust, Series
2025-1A, Class D, 6.10%, 07/14/37
(b)
..... 440 445,608
OneMain Financial Issuance Trust, Series 2024-
1A, Class B, 6.03%, 05/14/41
(b)
......... 200 205,866
Option One Mortgage Loan Trust
(a)
Series 2007-FXD1, Class 2A1, 5.87%,
01/25/37 ...................... 887 759,574
Series 2007-FXD1, Class 3A4, 5.86%,
01/25/37 ...................... 650 633,913

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
PFS Financing Corp.
(b)
Series 2024-A, Class B, (SOFR 30 day
Average at 1.30% Floor + 1.30%), 5.64%,
01/15/28
(c)
..................... USD 320 $ 320,790
Series 2025-B, Class B, 5.14%, 02/15/30 ... 484 488,442
PRET LLC
(a)(b)
Series 2024-NPL4, Class A1, 7.00%, 07/25/54 1,391 1,392,567
Series 2024-NPL5, Class A1, 5.96%, 09/25/54 964 959,758
Progress Residential Trust
(b)
Series 2021-SFR10, Class F, 4.61%, 12/17/40 1,299 1,231,037
Series 2021-SFR11, Class F, 4.42%, 01/17/39 2,000 1,922,489
Series 2022-SFR1, Class F, 4.88%, 02/17/41 2,500 2,330,590
Series 2022-SFR3, Class F, 6.60%, 04/17/39 1,000 999,485
Series 2023-SFR1, Class E1, 6.15%,
03/17/40 ...................... 925 933,088
RAAC Trust, Series 2006-SP3, Class M3, (1-mo.
CME Term SOFR at 1.35% Floor and 14.00%
Cap + 1.46%), 5.79%, 08/25/36
(c)
........ 1,144 1,084,114
RASC Trust, Series 2006-EMX9, Class 1A4,
(1-mo. CME Term SOFR at 0.24% Floor and
14.00% Cap + 0.35%), 4.92%, 11/25/36
(c)
.. 1,126 895,579
Regatta 31 Funding Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 5.40%, 03/25/38
(b) (c)
........... 1,400 1,393,000
Regatta VI Funding Ltd., Series 2016-1A, Class
AR2, (3-mo. CME Term SOFR at 1.16% Floor
+ 1.42%), 5.69%, 04/20/34
(b) (c)
.......... 2,050 2,050,000
Regional Management Issuance Trust
(b)
Series 2024-1, Class B, 6.45%, 07/15/36 ... 200 207,318
Series 2024-1, Class D, 7.46%, 07/15/36 ... 205 211,606
Series 2024-2, Class A, 5.11%, 12/15/33 ... 425 428,019
Series 2024-2, Class B, 5.49%, 12/15/33 ... 444 447,964
Series 2024-2, Class C, 5.74%, 12/15/33 ... 170 171,111
Series 2024-2, Class D, 6.33%, 12/15/33 ... 250 247,695
Series 2025-1, Class B, 5.53%, 04/17/34 ... 110 111,086
Republic Finance Issuance Trust
(b)
Series 2021-A, Class C, 3.53%, 12/22/31 .. 450 434,839
Series 2024-A, Class C, 7.28%, 08/20/32 .. 210 214,982
Securitized Asset-Backed Receivables LLC Trust,
Series 2007-BR1, Class A2B, (1-mo. CME
Term SOFR at 0.54% Floor + 0.65%), 4.98%,
02/25/37
(c)
....................... 1,858 764,951
SLM Private Credit Student Loan Trust, Series
2004-B, Class A4, (3-mo. CME Term SOFR at
0.00% Floor + 0.69%), 4.99%, 09/15/33
(c)
.. 640 631,109
SMB Private Education Loan Trust
(b)
Series 2017-B, Class B, 3.50%, 12/16/41 ... 445 431,315
Series 2018-A, Class A2A, 3.50%, 02/15/36 . 395 389,366
Series 2018-C, Class A2A, 3.63%, 11/15/35 . 308 304,143
Series 2019-B, Class B, 3.56%, 06/15/43 ... 406 388,570
Series 2020-B, Class B, 2.76%, 07/15/53 ... 250 224,361
Series 2021-A, Class A2A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.84%), 5.17%,
01/15/53
(c)
..................... 490 485,886
Series 2021-A, Class APL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.84%), 5.17%,
01/15/53
(c)
..................... 297 294,601
Series 2021-A, Class B, 2.31%, 01/15/53 ... 171 165,060
Series 2021-A, Class C, 2.99%, 01/15/53 .. 111 96,074
Series 2021-C, Class B, 2.30%, 01/15/53 .. 131 127,041
Series 2023-B, Class A1B, (SOFR 30 day
Average at 1.80% Floor + 1.80%), 6.14%,
10/16/56
(c)
..................... 184 187,637
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2023-C, Class A1B, (SOFR 30 day
Average at 1.55% Floor + 1.55%), 5.90%,
11/15/52
(c)
..................... USD 132 $ 133,501
Series 2024-A, Class A1A, 5.24%, 03/15/56 . 288 290,962
Series 2024-A, Class B, 5.88%, 03/15/56 ... 800 820,671
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 596 596,911
Series 2025-1, Class B, 5.12%, 02/27/34 ... 100 100,394
Sound Point CLO V-R Ltd., Series 2014-1RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.68%, 07/18/31
(b) (c)
...... 128 127,730
Sounds Point CLO IV-R Ltd., Series 2013-3RA,
Class A, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.68%, 04/18/31
(b) (c)
...... 1,188 1,188,100
Structured Asset Securities Corp. Mortgage Loan
Trust, Series 2007-MN1A, Class A1, (1-mo.
CME Term SOFR at 0.23% Floor + 0.34%),
4.67%, 01/25/37
(b) (c)
................. 1,058 592,368
Symphony CLO XXIV Ltd., Series 2020-24A,
Class AR, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.48%, 01/23/32
(b) (c)
...... 798 796,124
Voya CLO Ltd.
(b)(c)
Series 2016-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.15% Floor + 1.15%),
5.42%, 10/18/31 ................. 837 837,114
Series 2018-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.46%, 10/15/31 ................. 675 673,750
Washington Mutual Asset-Backed Certificates
Trust
(c)
Series 2007-HE1, Class 2A3, (1-mo. CME
Term SOFR at 0.41% Floor + 0.41%),
4.74%, 01/25/37 ................. 1,138 501,938
Series 2007-HE2, Class 2A1, (1-mo. CME
Term SOFR at 0.20% Floor + 0.31%),
4.64%, 02/25/37 ................. 2,845 864,244
Series 2007-HE2, Class 2A3, (1-mo. CME
Term SOFR at 0.36% Floor + 0.36%),
4.69%, 04/25/37 ................. 1,292 461,374
Total Asset-Backed Securities — 23 .4%
(Cost: $ 92,723,640 ) ............................... 92,791,806
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 20.2%
ACRA Trust
(b)(c)
Series 2024-NQM1, Class B1, 8.21%,
10/25/64 ...................... 1,000 1,013,315
Series 2024-NQM1, Class M1B, 7.19%,
10/25/64 ...................... 1,000 1,006,477
Alternative Loan Trust
Series 2005-54CB, Class 3A1, 5.13%,
11/25/35 ...................... 1,078 548,693
Series 2005-55CW, Class 2A3, (1-mo. CME
Term SOFR at 0.35% Floor and 7.50%
Cap + 0.46%), 4.79%, 11/25/35
(c)
...... 559 406,668
Series 2005-79CB, Class A1, (1-mo. CME
Term SOFR at 0.55% Floor and 5.50%
Cap + 0.66%), 4.99%, 01/25/36
(c)
...... 1,698 808,190
Series 2006-45T1, Class 2A7, (1-mo. CME
Term SOFR at 0.34% Floor and 7.00%
Cap + 0.45%), 4.78%, 02/25/37
(c)
...... 1,500 584,592
Series 2006-6CB, Class 2A10, 6.00%,
05/25/36 ...................... 1,937 730,408
Series 2006-9T1, Class A4, 5.75%, 05/25/36 1,680 626,958
Series 2006-J4, Class 2A1, 6.00%, 07/25/36 1,534 875,031

Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-19, Class 1A34, 6.00%, 08/25/37 USD 743 $ 345,428
American Home Mortgage Assets Trust, Series
2006-3, Class 2A11, (Federal Reserve US
12 Month Cumulative Average 1 Year CMT at
0.94% Floor + 0.94%), 5.51%, 10/25/46
(c)
.. 1,190 753,099
Banc of America Mortgage Trust, Series 2005-I,
Class 2A5, 4.88%, 10/25/35
(c)
.......... 61 56,463
Barclays Mortgage Trust
(b)
Series 2021-NPL1, Class A, 5.00%,
11/25/51
(a)
..................... 1,303 1,298,054
Series 2021-NPL1, Class B, 4.62%,
11/25/51
(a)
..................... 177 178,838
Series 2021-NPL1, Class C, 0.00%, 11/25/51 365 471,467
BCAP LLC Trust, Series 2012-RR3, Class 3A8,
4.14%, 07/26/37
(b) (c)
................. 1,185 1,043,777
Bear Stearns ALT-A Trust, Series 2007-1, Class
1A1, (1-mo. CME Term SOFR at 0.32% Floor
and 11.50% Cap + 0.43%), 4.76%, 01/25/47
(c)
529 437,328
BRAVO Residential Funding Trust
(b)(c)
Series 2023-NQM6, Class B1, 8.00%,
09/25/63 ...................... 500 501,384
Series 2025-NQM2, Class B1, 7.35%,
11/25/64 ...................... 500 499,709
Series 2025-NQM2, Class B2, 7.35%,
11/25/64 ...................... 500 482,366
CFMT LLC
(b)(c)
Series 2023-HB11, Class M2, 4.00%,
02/25/37 ...................... 1,250 1,198,442
Series 2024-HB14, Class M2, 3.00%,
06/25/34 ...................... 236 222,357
Series 2024-HB14, Class M3, 3.00%,
06/25/34 ...................... 459 426,427
Chase Mortgage Finance Trust
Series 2006-S2, Class 1A16, 6.25%, 10/25/36 1,137 420,958
Series 2007-S2, Class 1A9, 6.00%, 03/25/37 1,708 919,805
Series 2007-S6, Class 1A1, 6.00%, 12/25/37 2,863 1,145,553
ChaseFlex Trust, Series 2007-1, Class 2A7,
6.00%, 02/25/37 ................... 1,874 630,208
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 18 17,558
Series 2006-17, Class A6, 6.00%, 12/25/36 . 1,001 440,564
Series 2006-21, Class A11, 5.75%, 02/25/37 1,156 483,141
Series 2006-OA4, Class A1, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 0.96% Floor + 0.96%), 5.53%,
04/25/46
(c)
..................... 1,242 331,469
Series 2007-8, Class 1A4, 6.00%, 01/25/38 . 320 133,074
CIM Trust
(b)
Series 2019-J2, Class B6, 3.76%, 10/25/49
(c)
1,825 899,854
Series 2025-I1, Class B1B, 7.56%, 10/25/69
(c)
1,000 996,873
Series 2025-NR1, Class A1, 5.00%,
06/25/64
(a)
..................... 985 955,030
Citigroup Mortgage Loan Trust
(c)
Series 2004-UST1, Class A4, 7.71%,
08/25/34 ...................... 228 212,256
Series 2007-6, Class 1A2A, 4.18%, 03/25/37 1,315 966,803
Series 2015-A, Class B4, 4.50%, 06/25/58
(b)
. 743 693,323
CitiMortgage Alternative Loan Trust, Series 2007-
A5, Class 1A6, 6.00%, 05/25/37 ......... 439 409,981
COLT Mortgage Loan Trust
(b)(c)
Series 2022-3, Class B2, 4.21%, 02/25/67 .. 1,631 1,329,254
Series 2024-INV4, Class B1, 7.23%, 05/25/69 500 495,843
Series 2025-INV2, Class B1, 7.11%, 02/25/70 369 364,784
Cross Mortgage Trust
(b)(c)
Series 2025-H1, Class B1A, 6.83%, 02/25/70 253 253,738
Series 2025-H2, Class B1B, 7.66%, 03/25/70 400 392,755
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSMC Trust
(b)
Series 2010-6R, Class 2A6B, 6.25%,
07/26/37 ...................... USD 502 $ 519,120
Series 2015-6R, Class 5A2, (1-mo. CME Term
SOFR at 0.18% Floor + 0.29%), 4.62%,
03/27/36
(c)
..................... 1,322 1,018,342
Series 2022-ATH2, Class A1, 4.55%,
05/25/67
(c)
..................... 884 879,795
Deutsche Mortgage Securities, Inc., Series 2006-
PR1, Class CWA1, 6.00%, 06/25/35
(b) (c)
.... 1,948 1,030,977
Ellington Financial Mortgage Trust
(b)(c)
Series 2023-1, Class B1, 6.76%, 02/25/68 .. 1,000 990,849
Series 2025-INV1, Class B1, 7.18%, 03/25/70 265 261,836
Gaea Mortgage Loan Trust, Series 2025-A, Class
A, 6.75%, 02/25/30
(b) (c)
............... 967 948,653
GSMPS Mortgage Loan Trust, Series 2005-RP2,
Class 1AF, (1-mo. CME Term SOFR at 0.35%
Floor + 0.46%), 4.79%, 03/25/35
(b) (c)
...... 718 665,680
GSR Mortgage Loan Trust, Series 2006-9F,
Class 3A1, 6.25%, 10/25/36 ........... 495 454,121
HOMES Trust, Series 2025-NQM1, Class B1,
7.27%, 01/25/70
(b) (c)
................. 393 389,509
Homeward Opportunities Fund I Trust
(b)(c)
Series 2020-2, Class B1, 5.45%, 05/25/65 .. 2,985 3,030,579
Series 2020-2, Class M1, 3.90%, 05/25/65 .. 2,625 2,560,941
Impac Secured Assets Trust
(c)
Series 2006-1, Class 1A2B, (1-mo. CME Term
SOFR at 0.40% Floor and 11.50% Cap +
0.51%), 4.84%, 05/25/36 ........... 411 330,398
Series 2006-3, Class A1, (1-mo. CME Term
SOFR at 0.34% Floor + 0.45%), 4.78%,
11/25/36 ...................... 748 670,146
Imperial Fund Mortgage Trust, Series 2022-
NQM3, Class A3, 4.43%, 05/25/67
(b) (c)
..... 1,130 969,461
IndyMac IMSC Mortgage Loan Trust, Series
2007-F2, Class 1A4, 6.00%, 07/25/37 ..... 723 496,401
IndyMac INDX Mortgage Loan Trust
(c)
Series 2005-AR23, Class 6A1, 3.97%,
11/25/35 ...................... 671 622,870
Series 2005-AR31, Class 2A1, 4.89%,
01/25/36 ...................... 998 959,681
Series 2006-AR15, Class A1, (1-mo. CME
Term SOFR at 0.24% Floor + 0.35%),
4.68%, 07/25/36 ................. 511 487,779
J.P. Morgan Mortgage Trust
(b)(c)
Series 2019-9, Class B6, 3.60%, 05/25/50 .. 2,385 1,246,467
Series 2021-INV5, Class B6, 3.08%, 12/25/51 1,466 703,150
Series 2024-VIS1, Class B2, 8.08%, 07/25/64 532 522,256
Lehman XS Trust, Series 2007-16N, Class AF2,
(1-mo. CME Term SOFR at 1.90% Floor +
2.01%), 6.34%, 09/25/47
(c)
............ 820 1,106,049
MCM Trust
(d)
Series 2018-NPL2,  2.50%, 09/25/31 ..... 360 345,644
Series 2021-VFN1,  0.00%, 09/25/31 ..... 447 287,191
MFA Trust
(b)
Series 2022-NQM1, Class M1, 4.26%,
12/25/66
(c)
..................... 500 426,806
Series 2024-NPL1, Class A1, 6.33%,
09/25/54
(a)
..................... 1,429 1,431,520
Morgan Stanley Residential Mortgage Loan
Trust, Series 2025-NQM1, Class B1A, 6.94%,
11/25/69
(b) (c)
...................... 323 324,152
New Residential Mortgage Loan Trust
(b)(c)
Series 2020-RPL1, Class B3, 3.85%, 11/25/59 2,500 1,883,440
Series 2025-NQM1, Class B1, 6.92%,
01/25/65 ...................... 789 786,455

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-NQM1, Class B2, 7.05%,
01/25/65 ...................... USD 394 $ 374,941
PRET LLC, Series 2024-RN2, Class A1, 7.12%,
04/25/54
(a) (b)
...................... 1,429 1,437,083
RALI Trust
(c)
Series 2007-QH5, Class AII, (1-mo. CME
Term SOFR at 0.46% Floor + 0.57%),
4.90%, 06/25/37 ................. 889 385,871
Series 2007-QO2, Class A1, (1-mo. CME
Term SOFR at 0.15% Floor + 0.26%),
4.59%, 02/25/47 ................. 1,162 342,321
Series 2007-QS1, Class 1A5, (1-mo. CME
Term SOFR at 0.55% Floor and 6.00%
Cap + 0.66%), 4.99%, 01/25/37 ....... 849 619,906
Reperforming Loan REMIC Trust, Series 2005-
R3, Class AF, (1-mo. CME Term SOFR at
0.40% Floor and 9.50% Cap + 0.51%), 4.84%,
09/25/35
(b) (c)
...................... 104 85,332
Residential Asset Securitization Trust
(c)
Series 2006-A7CB, Class 2A2, (1-mo. CME
Term SOFR at 0.55% Floor and 6.50%
Cap + 0.66%), 4.99%, 07/25/36 ....... 2,609 455,456
Series 2006-A7CB, Class 2A5, (1-mo. CME
Term SOFR at 0.25% Floor and 7.00%
Cap + 0.36%), 4.69%, 07/25/36 ....... 571 92,463
Series 2006-A7CB, Class 2A6, (1-mo. CME
Term SOFR at 0.00% Floor and 54.00%
Cap + 53.08%), 18.47%, 07/25/36 ..... 459 415,413
Residential Mortgage Loan Trust
(b)(c)
Series 2019-2, Class B2, 6.04%, 05/25/59 .. 1,000 982,015
Series 2019-3, Class B2, 5.66%, 09/25/59 .. 1,000 976,462
RFMSI Trust
(c)
Series 2005-SA3, Class 1A, 4.53%, 08/25/35 1,426 580,433
Series 2006-SA2, Class 2A1, 5.69%, 08/25/36 92 63,755
RMF Buyout Issuance Trust, Series 2021-HB1,
Class M6, 6.00%, 11/25/31
(b) (c)
.......... 982 840,861
Saluda Grade Alternative Mortgage Trust, Series
2024-RTL4, Class A1, 7.50%, 02/25/30
(a) (b)
.. 348 348,501
Seasoned Loans Structured Transaction Trust
(b)(c)
Series 2020-2, Class M1, 4.75%, 09/25/60 .. 1,583 1,566,488
Series 2020-3, Class M1, 4.75%, 04/26/60 .. 1,511 1,491,441
Spruce Hill Mortgage Loan Trust
(b)
Series 2020-SH2, Class B1, 5.00%,
06/25/55
(c)
..................... 2,764 2,688,058
Series 2022-SH1, Class A1A, 4.10%,
07/25/57
(a)
..................... 1,104 1,082,995
Verus Securitization Trust
(b)
Series 2022-4, Class B1, 4.77%, 04/25/67
(c)
. 1,000 886,634
Series 2023-2, Class B1, 7.50%, 03/25/68
(c)
. 500 498,371
Series 2023-4, Class B1, 8.09%, 05/25/68
(c)
. 500 501,242
Series 2023-INV1, Class M1, 7.50%,
02/25/68
(c)
..................... 1,200 1,208,192
Series 2024-2, Class B2, 8.67%, 02/25/69
(c)
. 500 496,980
Series 2025-2, Class B1, 6.97%, 03/25/70 .. 500 492,406
Washington Mutual Mortgage Pass-Through
Certificates Trust
Series 2005-11, Class A7, 5.75%, 01/25/36 . 1,062 889,704
Series 2005-9, Class 5A1, 5.50%, 11/25/35 . 932 746,373
Series 2006-2, Class 2CB, 6.50%, 03/25/36 . 679 459,214
Series 2006-2, Class 3CB, 6.00%, 03/25/36 . 961 744,408
Series 2006-6, Class 3CB1, 7.00%, 08/25/36 2,606 1,040,028
Series 2007-5, Class A3, 7.00%, 06/25/37 .. 198 158,405
Series 2007-OA1, Class A1A, (Federal
Reserve US 12 Month Cumulative Average
1 Year CMT at 0.70% Floor + 0.70%),
5.27%, 02/25/47
(c)
................ 602 521,308
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2007-OA5, Class 2A, (Federal Reserve
US 12 Month Cumulative Average 1 Year
CMT at 1.25% Floor + 0.80%), 5.37%,
06/25/47
(c)
..................... USD 1,459 $ 1,178,064
Washington Mutual Mortgage Pass-Through
Certificates WMALT Trust, Series 2006-AR8,
Class 2A, (Federal Reserve US 12 Month
Cumulative Average 1 Year CMT at 0.85%
Floor + 0.85%), 5.42%, 10/25/46
(c)
....... 99 82,612
Wells Fargo Alternative Loan Trust, Series 2007-
PA1, Class A1, (1-mo. CME Term SOFR at
0.32% Floor and 7.00% Cap + 0.43%), 4.76%,
03/25/37
(c)
....................... 1,202 981,718
Western Alliance Bank
(b)(c)
Series 2021-CL2, Class M1, (SOFR 30 day
Average at 0.00% Floor + 3.15%), 7.50%,
07/25/59 ...................... 432 447,871
Series 2021-CL2, Class M2, (SOFR 30 day
Average at 0.00% Floor + 3.70%), 8.05%,
07/25/59 ...................... 618 641,848
80,163,736
Commercial Mortgage-Backed Securities — 28.0%
1211 Avenue of the Americas Trust, Series 2015-
1211, Class A1A2, 3.90%, 08/10/35
(b)
..... 370 363,636
2023-MIC Trust, Series 2023-MIC, Class A,
8.73%, 12/05/38
(b) (c)
................. 240 260,925
280 Park Avenue Mortgage Trust, Series 2017-
280P, Class E, (1-mo. CME Term SOFR at
2.37% Floor + 2.42%), 6.72%, 09/15/34
(b) (c)
. 237 222,815
Alen Mortgage Trust, Series 2021-ACEN, Class
D, (1-mo. CME Term SOFR at 3.10% Floor +
3.21%), 7.54%, 04/15/34
(b) (c)
........... 116 56,260
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF1, Class E, 1.75%, 05/15/53
(b)
750 574,062
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 6.01%, 07/15/41
(b) (c)
. 1,090 1,090,000
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.76%,
10/15/34
(b) (c)
...................... 740 739,538
Ashford Hospitality Trust
(b)(c)
Series 2018-ASHF, Class D, (1-mo. CME
Term SOFR at 2.23% Floor + 2.27%),
6.59%, 04/15/35 ................. 280 275,450
Series 2018-ASHF, Class E, (1-mo. CME
Term SOFR at 3.23% Floor + 3.27%),
7.59%, 04/15/35 ................. 229 224,878
Atrium Hotel Portfolio Trust
(b)(c)
Series 2024-ATRM, Class A, 5.59%, 11/10/29 440 442,154
Series 2024-ATRM, Class E, 9.52%, 11/10/29 365 366,586
BAHA Trust
(b)(c)
Series 2024-MAR, Class A, 6.17%, 12/10/41 420 433,582
Series 2024-MAR, Class C, 7.77%, 12/10/41 525 538,038
BAMLL Trust
(b)(c)
Series 2024-BHP, Class A, (1-mo. CME Term
SOFR at 2.35% Floor + 2.35%), 6.67%,
08/15/39 ...................... 205 205,066
Series 2025-ASHF, Class A, (1-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.17%,
02/15/42 ...................... 450 440,025
BANK, Series 2021-BN35, Class A5, 2.29%,
06/15/64 ........................ 730 629,661
BANK5 Trust, Series 2024-5YR6, Class A3,
6.23%, 05/15/57 ................... 470 495,601

Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.10%, 05/15/35
(b) (c)
........... USD 829 $ 829,000
Bayview Commercial Asset Trust
(b)(c)
Series 2006-3A, Class A2, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.89%,
10/25/36 ...................... 489 463,640
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.79%,
12/25/36 ...................... 452 428,510
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 5.24%,
03/15/37
(b) (c)
.................... 296 278,611
Series 2018-TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%), 5.49%,
03/15/37
(b) (c)
.................... 150 136,005
Series 2020-C7, Class A5, 2.04%, 04/15/53 . 1,950 1,715,256
Series 2022-C18, Class ASB, 5.95%,
12/15/55
(c)
..................... 650 686,158
Benchmark Mortgage Trust, Series 2018-B5,
Class A4, 4.21%, 07/15/51 ............ 550 541,343
BFLD Commercial Mortgage Trust
(b)(c)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
11/15/41 ...................... 260 259,919
Series 2024-UNIV, Class E, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.96%,
11/15/41 ...................... 210 208,096
BFLD Mortgage Trust
(b)(c)
Series 2024-VICT, Class A, (1-mo. CME Term
SOFR at 1.89% Floor + 1.89%), 6.21%,
07/15/41 ...................... 650 649,187
Series 2024-WRHS, Class A, (1-mo. CME
Term SOFR at 1.49% Floor + 1.49%),
5.81%, 08/15/26 ................. 955 953,912
BFLD Trust, Series 2020-EYP, Class E, (1-mo.
CME Term SOFR at 3.70% Floor + 3.81%),
8.14%, 10/15/35
(b) (c)
................. 120 1,740
BHMS, Series 2018-ATLS, Class C, (1-mo. CME
Term SOFR at 2.15% Floor + 2.20%), 6.52%,
07/15/35
(b) (c)
...................... 269 268,302
BMP
(b)(c)
Series 2024-MF23, Class A, (1-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.69%,
06/15/41 ...................... 1,055 1,054,341
Series 2024-MF23, Class E, (1-mo. CME
Term SOFR at 3.39% Floor + 3.39%),
7.71%, 06/15/41 ................. 150 148,212
BOCA Commercial Mortgage Trust, Series 2024-
BOCA, Class A, (1-mo. CME Term SOFR at
1.92% Floor + 1.92%), 6.24%, 08/15/41
(b) (c)
. 800 798,500
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class D, 7.23%, 11/05/39
(b) (c)
...... 231 231,942
BPR Trust
(b)(c)
Series 2021-TY, Class A, (1-mo. CME Term
SOFR at 1.05% Floor + 1.16%), 5.49%,
09/15/38 ...................... 1,000 994,362
Series 2021-TY, Class E, (1-mo. CME Term
SOFR at 3.60% Floor + 3.71%), 8.04%,
09/15/38 ...................... 750 723,834
Series 2022-SSP, Class A, (1-mo. CME Term
SOFR at 3.00% Floor + 3.00%), 7.32%,
05/15/39 ...................... 370 369,769
BWAY Trust, Series 2025-1535, Class A, 6.31%,
05/05/42
(b) (c)
...................... 293 299,571
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BX Commercial Mortgage Trust
(b)
Series 2020-VIV3, Class B, 3.66%, 03/09/44
(c)
USD 683 $ 627,235
Series 2020-VIV4, Class A, 2.84%, 03/09/44 1,370 1,241,582
Series 2021-SOAR, Class G, (1-mo. CME
Term SOFR at 2.80% Floor + 2.91%),
7.24%, 06/15/38
(c)
................ 132 129,127
Series 2021-VINO, Class A, (1-mo. CME Term
SOFR at 0.77% Floor + 0.77%), 5.09%,
05/15/38
(c)
..................... 170 169,832
Series 2021-VINO, Class F, (1-mo. CME Term
SOFR at 2.92% Floor + 2.92%), 7.24%,
05/15/38
(c)
..................... 123 120,203
Series 2021-VOLT, Class A, (1-mo. CME Term
SOFR at 0.70% Floor + 0.81%), 5.14%,
09/15/36
(c)
..................... 885 876,703
Series 2021-XL2, Class A, (1-mo. CME Term
SOFR at 0.69% Floor + 0.80%), 5.12%,
10/15/38
(c)
..................... 1,399 1,391,573
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
7.46%, 06/15/27
(c)
................ 185 185,347
Series 2022-CSMO, Class C, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
8.21%, 06/15/27
(c)
................ 260 260,569
Series 2022-LP2, Class A, (1-mo. CME Term
SOFR at 1.01% Floor + 1.01%), 5.33%,
02/15/39
(c)
..................... 1,078 1,076,180
Series 2022-LP2, Class B, (1-mo. CME Term
SOFR at 1.31% Floor + 1.31%), 5.63%,
02/15/39
(c)
..................... 1,085 1,078,897
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.08%,
12/09/40
(c)
..................... 1,553 1,553,994
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
10/15/41
(c)
..................... 1,410 1,409,995
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 6.01%,
08/15/39
(c)
..................... 1,432 1,431,811
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.20%, 10/15/41
(c)
................ 280 278,598
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
8.25%, 10/15/41
(c)
................ 125 123,749
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.61%, 12/15/39
(c)
................ 356 354,995
Series 2024-KING, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.86%,
05/15/34
(c)
..................... 385 384,692
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.96%, 05/15/41
(c)
................ 327 326,427
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
02/15/39
(c)
..................... 868 867,474
Series 2024-MF, Class E, (1-mo. CME Term
SOFR at 3.74% Floor + 3.74%), 8.06%,
02/15/39
(c)
..................... 251 250,262
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 06/15/37
(c)
................ 740 737,823
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
02/15/39
(c)
..................... 889 888,277

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-XL4, Class D, (1-mo. CME Term
SOFR at 3.14% Floor + 3.14%), 7.46%,
02/15/39
(c)
..................... USD 249 $ 248,601
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.71%,
03/15/41
(c)
..................... 787 785,896
BX Trust
(b)
Series 2019-OC11, Class A, 3.20%, 12/09/41 826 766,339
Series 2019-OC11, Class E, 4.08%,
12/09/41
(c)
..................... 71 64,018
Series 2021-ARIA, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.34%,
10/15/36
(c)
..................... 400 397,000
Series 2021-ARIA, Class G, (1-mo. CME Term
SOFR at 3.14% Floor + 3.26%), 7.58%,
10/15/36
(c)
..................... 128 125,529
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.24%, 02/15/36
(c)
................ 705 698,831
Series 2021-MFM1, Class A, (1-mo. CME
Term SOFR at 0.70% Floor + 0.81%),
5.14%, 01/15/34
(c)
................ 290 289,015
Series 2021-MFM1, Class G, (1-mo. CME
Term SOFR at 3.90% Floor + 4.01%),
8.34%, 01/15/34
(c)
................ 123 120,897
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
7.34%, 06/15/36
(c)
................ 275 270,157
Series 2021-VIEW, Class F, (1-mo. CME Term
SOFR at 3.93% Floor + 4.04%), 8.37%,
06/15/36
(c)
..................... 350 329,691
Series 2022-IND, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
04/15/37
(c)
..................... 87 87,413
Series 2022-LBA6, Class A, (1-mo. CME Term
SOFR at 1.00% Floor + 1.00%), 5.32%,
01/15/39
(c)
..................... 880 875,600
Series 2022-VAMF, Class F, (1-mo. CME Term
SOFR at 3.30% Floor + 3.30%), 7.62%,
01/15/39
(c)
..................... 450 441,881
Series 2023-DELC, Class A, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
7.01%, 05/15/38
(c)
................ 360 360,900
Series 2023-DELC, Class B, (1-mo. CME
Term SOFR at 3.34% Floor + 3.34%),
7.66%, 05/15/38
(c)
................ 440 441,375
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.96%, 02/15/41
(c)
.... 735 729,487
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.76%, 04/15/41
(c)
................ 845 844,755
Series 2024-CNYN, Class E, (1-mo. CME
Term SOFR at 3.69% Floor + 3.69%),
8.01%, 04/15/41
(c)
................ 249 245,783
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 7.36%,
03/15/41
(c)
..................... 315 314,114
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.76%,
03/15/41
(c)
..................... 438 432,106
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.71%,
03/15/41
(c)
..................... 146 143,332
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.81%,
07/15/29
(c)
..................... 809 802,930
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-VLT4, Class F, (1-mo. CME Term
SOFR at 3.94% Floor + 3.94%), 8.26%,
07/15/29
(c)
..................... USD 190 $ 181,912
Series 2025-ROIC, Class E, (1-mo. CME Term
SOFR at 2.94% Floor + 2.94%), 7.26%,
03/15/30
(c)
..................... 242 232,329
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.77%,
03/15/42
(c)
..................... 1,565 1,549,350
BXP Trust, Series 2021-601L, Class D, 2.87%,
01/15/44
(b) (c)
...................... 540 410,468
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 6.19%,
07/15/41
(b) (c)
...................... 340 340,000
CFCRE Commercial Mortgage Trust, Series
2016-C7, Class A3, 3.84%, 12/10/54 ...... 600 590,662
CFK Trust, Series 2020-MF2, Class B, 2.79%,
03/15/39
(b)
....................... 336 306,113
Citigroup Commercial Mortgage Trust, Series
2023-SMRT, Class A, 6.01%, 10/12/40
(b) (c)
.. 435 448,362
COAST Commercial Mortgage Trust, Series
2023-2HTL, Class B, (1-mo. CME Term SOFR
at 3.34% Floor + 3.34%), 7.66%, 08/15/36
(b) (c)
250 248,169
Commercial Mortgage Trust
Series 2015-CR25, Class A3, 3.51%,
08/10/48 ...................... 45 44,926
Series 2015-CR25, Class C, 4.66%,
08/10/48
(c)
..................... 255 248,451
Series 2015-LC19, Class B, 3.83%,
02/10/48
(c)
..................... 806 793,428
Series 2024-CBM, Class A2, 5.87%,
12/10/41
(b) (c)
.................... 1,130 1,152,543
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
6.16%, 06/15/41
(b) (c)
............... 800 797,490
Series 2024-WCL1, Class E, (1-mo. CME
Term SOFR at 4.49% Floor + 4.49%),
8.81%, 06/15/41
(b) (c)
............... 115 112,931
CONE Trust
(b)(c)
Series 2024-DFW1, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.96%, 08/15/41 ................. 840 835,796
Series 2024-DFW1, Class E, (1-mo. CME
Term SOFR at 3.89% Floor + 3.89%),
8.21%, 08/15/41 ................. 80 78,804
CRSO Trust,   7.12%, 07/10/28
(b)
.......... 427 449,251
CSMC Trust
(b)
Series 2020-FACT, Class F, (1-mo. CME Term
SOFR at 6.16% Floor + 6.77%), 11.09%,
10/15/37
(c)
..................... 600 492,000
Series 2020-NET, Class C, 3.53%, 08/15/37 . 100 98,251
Series 2021-BHAR, Class E, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
7.94%, 11/15/38
(c)
................ 300 294,499
CSTL Commercial Mortgage Trust, Series 2024-
GATE, Class A, 4.92%, 11/10/41
(b) (c)
...... 580 577,010
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.20%,
08/15/34
(b) (c)
...................... 320 318,599
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 04/15/37
(b) (c)
........... 360 357,862
DC Trust, Series 2024-HLTN, Class F, 10.66%,
04/13/40
(b) (c)
...................... 365 368,321

Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
DK Trust
(b)(c)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.82%, 03/15/34 ................. USD 590 $ 589,262
Series 2024-SPBX, Class E, (1-mo. CME
Term SOFR at 1.50% Floor + 4.00%),
8.32%, 03/15/34 ................. 439 437,240
ELM Trust, Series 2024-ELM, Class E10, 8.05%,
06/10/39
(b) (c)
...................... 300 301,622
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(b) (c)
...................... 795 811,978
Extended Stay America Trust
(b)(c)
Series 2021-ESH, Class A, (1-mo. CME Term
SOFR at 1.08% Floor + 1.19%), 5.52%,
07/15/38 ...................... 676 674,708
Series 2021-ESH, Class E, (1-mo. CME Term
SOFR at 2.85% Floor + 2.96%), 7.29%,
07/15/38 ...................... 344 342,073
Series 2021-ESH, Class F, (1-mo. CME Term
SOFR at 3.70% Floor + 3.81%), 8.14%,
07/15/38 ...................... 695 686,628
Fontainebleau Miami Beach Mortgage Trust
(b)(c)
Series 2024-FBLU, Class A, (1-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.77%,
12/15/39 ...................... 890 882,769
Series 2024-FBLU, Class G, (1-mo. CME
Term SOFR at 5.65% Floor + 5.65%),
9.97%, 12/15/39 ................. 300 297,628
Great Wolf Trust
(b)(c)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 6.01%, 05/15/41 .. 565 564,823
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.86%, 03/15/39 ................. 540 538,819
GS Mortgage Securities Corp. Trust
(b)(c)
Series 2021-IP, Class E, (1-mo. CME Term
SOFR at 3.55% Floor + 3.66%), 7.99%,
10/15/36 ...................... 300 291,027
Series 2021-STAR, Class B, (1-mo. CME
Term SOFR at 1.40% Floor + 1.51%),
5.84%, 12/15/36 ................. 870 863,187
Series 2023-FUN, Class B, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.11%,
03/15/28 ...................... 520 520,812
Series 2023-SHIP, Class A, 4.47%, 09/10/38 100 99,502
Series 2023-SHIP, Class E, 7.68%, 09/10/38 700 704,859
Series 2024-RVR, Class E, 7.72%, 08/10/41 200 199,398
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.97%,
11/25/41 ...................... 348 346,671
HIH Trust
(b)(c)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 6.16%,
10/15/41 ...................... 110 109,725
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.96%,
10/15/41 ...................... 210 207,111
HILT Commercial Mortgage Trust, Series 2024-
ORL, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 7.51%, 05/15/37
(b) (c)
. 500 490,625
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.59%, 10/15/36
(b) (c)
........... 772 762,350
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.64%, 02/05/45
(b) (c)
........... 1,120 1,139,465
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
HTL Commercial Mortgage Trust
(b)(c)
Series 2024-T53, Class A, 6.07%, 05/10/39 . USD 180 $ 182,352
Series 2024-T53, Class E, 10.60%, 05/10/39 365 375,327
Hudson Yards Mortgage Trust
(b)
Series 2019-30HY, Class A, 3.23%, 07/10/39 490 456,437
Series 2019-30HY, Class D, 3.56%,
07/10/39
(c)
..................... 208 187,831
Series 2025-SPRL, Class A, 5.65%,
01/13/40
(c)
..................... 650 667,966
Series 2025-SPRL, Class D, 6.55%,
01/13/40
(c)
..................... 425 437,341
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 11/15/41
(b) (c)
........... 600 598,500
IRV Trust, Series 2025-200P, Class A, 5.47%,
03/14/47
(b) (c)
...................... 1,190 1,191,802
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)(c)
Series 2016-NINE, Class A, 2.95%, 09/06/38 640 622,122
Series 2016-NINE, Class B, 2.95%, 09/06/38 654 630,826
Series 2021-MHC, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.16%), 5.49%,
04/15/38 ...................... 576 575,306
Series 2021-MHC, Class E, (1-mo. CME Term
SOFR at 2.45% Floor + 2.81%), 7.14%,
04/15/38 ...................... 279 277,082
Series 2022-OPO, Class D, 3.56%, 01/05/39 350 286,854
Series 2024-IGLG, Class A, 5.35%, 11/09/39 410 413,811
Series 2024-IGLG, Class D, 6.70%, 11/09/39 190 190,330
Series 2024-OMNI, Class A, 5.99%, 10/05/39 425 431,492
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
6.01%, 03/15/40 ................. 554 548,460
JW Commercial Mortgage Trust, Series 2024-
MRCO, Class D, (1-mo. CME Term SOFR at
3.19% Floor + 3.19%), 7.51%, 06/15/39
(b) (c)
. 190 186,847
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.86%, 12/15/39
(b) (c)
. 840 832,125
LBA Trust
(b)(c)
Series 2024-7IND, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.76%,
10/15/41 ...................... 400 399,750
Series 2024-7IND, Class D, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.96%,
10/15/41 ...................... 425 418,492
Series 2024-BOLT, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.91%,
06/15/39 ...................... 550 550,000
Series 2024-BOLT, Class F, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.76%,
06/15/39 ...................... 115 112,976
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-2A, Class M1,
(1-mo. CME Term SOFR at 0.40% Floor +
0.51%), 4.84%, 06/25/37
(b) (c)
........... 94 94,194
LEX Mortgage Trust, Series 2024-BBG, Class A,
5.04%, 10/13/33
(b) (c)
................. 1,055 1,059,367
Life Mortgage Trust, Series 2021-BMR, Class
F, (1-mo. CME Term SOFR at 2.35% Floor +
2.46%), 6.79%, 03/15/38
(b) (c)
........... 117 114,004
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
7.01%, 08/15/40
(b) (c)
................. 128 129,472

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 6.11%,
12/15/41
(c)
..................... USD 295 $ 294,631
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 6.08%,
02/15/37
(c)
..................... 576 575,170
Series 2024-HTL, Class E, (1-mo. CME Term
SOFR at 4.65% Floor + 4.65%), 8.98%,
02/15/37
(c)
..................... 229 226,410
Series 2024-TWA, Class E, 8.73%, 06/12/39 115 115,962
MF1 Multifamily Housing Mortgage Loan Trust,
Series 2021-W10, Class A, (1-mo. CME
Term SOFR at 1.07% Floor + 1.07%), 5.39%,
12/15/34
(b) (c)
...................... 470 467,438
MFT Trust, Series 2020-ABC, Class C, 3.59%,
02/10/42
(b) (c)
...................... 192 119,887
MHC Commercial Mortgage Trust, Series 2021-
MHC, Class A, (1-mo. CME Term SOFR at
0.80% Floor + 0.92%), 5.24%, 04/15/38
(b) (c)
. 130 129,524
MHP, Series 2022-MHIL, Class A, (1-mo. CME
Term SOFR at 0.82% Floor + 0.81%), 5.14%,
01/15/39
(b) (c)
...................... 497 494,120
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
....................... 628 656,652
Morgan Stanley Capital I Trust
(b)
Series 2018-MP, Class A, 4.42%, 07/11/40
(c)
. 150 140,231
Series 2019-H6, Class D, 3.00%, 06/15/52 . 460 360,204
NYC Commercial Mortgage Trust, Series 2025-
3BP, Class A, (1-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.53%, 02/15/42
(b) (c)
. 467 462,089
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.31%, 08/15/29
(b) (c)
................. 295 295,009
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
................ 1,072 957,467
One Market Plaza Trust, Series 2017-1MKT,
Class D, 4.15%, 02/10/32
(b)
............ 415 364,547
One New York Plaza Trust
(b)(c)
Series 2020-1NYP, Class A, (1-mo. CME Term
SOFR at 0.95% Floor + 1.06%), 5.39%,
01/15/36 ...................... 185 178,525
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.69%, 01/15/36 ................. 100 95,500
ONNI Commerical Mortgage Trust, Series 2024-
APT, Class A, 5.75%, 07/15/39
(b) (c)
....... 390 399,289
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
7.41%, 11/15/40
(b) (c)
................. 361 361,249
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.81%, 12/15/39
(b) (c)
................. 400 397,500
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.21%, 06/15/39
(b) (c)
................. 380 378,456
PKHL Commercial Mortgage Trust, Series 2021-
MF, Class NR, (1-mo. CME Term SOFR at
6.00% Floor + 6.11%), 10.44%, 07/15/38
(b) (c)
. 300 67,584
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%,
03/10/33
(b) (c)
...................... 912 905,502
ROCK Trust, Series 2024-CNTR, Class E,
8.82%, 11/13/41
(b)
.................. 125 130,676
SCG Commercial Mortgage Trust, Series 2025-
DLFN, Class E, (1-mo. CME Term SOFR at
2.95% Floor + 2.95%), 7.27%, 03/15/35
(b) (c)
. 125 115,613
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 6.06%, 04/15/41
(b) (c)
........... USD 500 $ 498,126
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.74%, 04/15/42
(b) (c)
................. 492 491,385
SELF Commercial Mortgage Trust, Series 2024-
STRG, Class E, (1-mo. CME Term SOFR at
4.19% Floor + 4.19%), 8.51%, 11/15/34
(b) (c)
. 210 208,037
SHR Trust
(b)(c)
Series 2024-LXRY, Class A, (1-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.27%,
10/15/41 ...................... 420 418,294
Series 2024-LXRY, Class E, (1-mo. CME Term
SOFR at 4.45% Floor + 4.45%), 8.77%,
10/15/41 ...................... 100 97,937
SMRT, Series 2022-MINI, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.00%), 5.32%,
01/15/39
(b) (c)
...................... 566 563,170
SREIT Trust
(b)(c)
Series 2021-MFP, Class A, (1-mo. CME Term
SOFR at 0.73% Floor + 0.85%), 5.17%,
11/15/38 ...................... 503 501,103
Series 2021-MFP, Class F, (1-mo. CME Term
SOFR at 2.63% Floor + 2.74%), 7.06%,
11/15/38 ...................... 629 613,010
Series 2021-MFP2, Class A, (1-mo. CME
Term SOFR at 0.82% Floor + 0.94%),
5.26%, 11/15/36 ................. 1,255 1,247,940
STWD Trust, Series 2021-FLWR, Class A, (1-mo.
CME Term SOFR at 0.58% Floor + 0.69%),
5.01%, 07/15/36
(b) (c)
................. 946 942,628
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.56%, 12/15/39
(b) (c)
. 945 937,913
TTAN MHC
(b)(c)
Series 2021-MHC, Class A, (1-mo. CME Term
SOFR at 0.85% Floor + 0.96%), 5.29%,
03/15/38 ...................... 654 652,462
Series 2021-MHC, Class F, (1-mo. CME Term
SOFR at 2.90% Floor + 3.01%), 7.34%,
03/15/38 ...................... 215 213,718
TYSN Mortgage Trust, Series 2023-CRNR, Class
A, 6.80%, 12/10/33
(b) (c)
............... 380 400,659
VEGAS, Series 2024-GCS, Class D, 6.42%,
07/10/36
(b) (c)
...................... 350 327,458
VEGAS Trust, Series 2024-TI, Class A, 5.52%,
11/10/39
(b)
....................... 340 344,602
Velocity Commercial Capital Loan Trust
(b)
Series 2019-3, Class M4, 3.68%, 10/25/49
(c)
912 804,217
Series 2019-3, Class M6, 6.03%, 10/25/49
(c)
967 820,912
Series 2020-1, Class M4, 3.54%, 02/25/50
(c)
529 376,481
Series 2021-1, Class M6, 5.03%, 05/25/51
(c)
1,328 924,674
Series 2021-2, Class M5, 4.01%, 08/25/51
(c)
497 372,204
Series 2021-4, Class M5, 5.68%, 12/26/51
(c)
1,819 1,515,413
Series 2022-1, Class M4, 5.20%, 02/25/52
(c)
1,163 881,398
Series 2024-5, Class M4, 9.53%, 10/25/54
(c)
1,094 1,076,929
Series 2024-6, Class M4, 9.67%, 12/25/54
(c)
496 491,836
Series 2025-1, Class M3, 7.33%, 02/25/55
(c)
999 999,803
Series 2025-1, Class M4, 10.15%, 02/25/55
(c)
346 345,943
Series 2025-RTL1, Class A1, 6.80%,
03/25/30
(a)
..................... 1,000 1,010,511
Wells Fargo Commercial Mortgage Trust
(c)
Series 2015-C30, Class B, 4.40%, 09/15/58 . 1,570 1,559,824
Series 2016-C32, Class B, 4.86%, 01/15/59 . 500 493,419
Series 2018-1745, Class A, 3.87%, 06/15/36
(b)
500 462,068

Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-AUS, Class A, 4.19%, 08/17/36
(b)
USD 620 $ 606,297
Series 2024-1CHI, Class A, 5.48%, 07/15/35
(b)
216 217,089
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/30
(b) (c)
................. 339 341,438
WMRK Commercial Mortgage Trust, Series
2022-WMRK, Class A, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 7.11%,
11/15/27
(b) (c)
...................... 660 660,491
111,248,981
Interest Only Collateralized Mortgage Obligations — 0.2%
(c)
Alternative Loan Trust, Series 2006-45T1, Class
2A8, (1-mo. CME Term SOFR at 0.00% Floor
and 6.60% Cap + 6.49%), 2.16%, 02/25/37 . 750 126,023
GSR Mortgage Loan Trust, Series 2007-3F,
Class 4A2, (1-mo. CME Term SOFR at 0.00%
Floor and 6.70% Cap + 6.59%), 2.26%,
05/25/37 ........................ 3,725 403,563
Wells Fargo Alternative Loan Trust, Series 2007-
PA1, Class A2, (1-mo. CME Term SOFR at
0.00% Floor and 6.68% Cap + 6.57%), 2.24%,
03/25/37 ........................ 1,202 135,718
665,304
Interest Only Commercial Mortgage-Backed Securities — 0.5%
(c)
BANK, Series 2017-BNK9, Class XA, 0.89%,
11/15/54 ......................... 3,331 55,802
BBCMS Mortgage Trust
Series 2020-C7, Class XA, 1.71%, 04/15/53 . 2,902 146,092
Series 2020-C7, Class XB, 1.09%, 04/15/53 . 1,000 44,263
Series 2023-C20, Class XA, 1.08%, 07/15/56 11,858 583,351
Benchmark Mortgage Trust
Series 2020-B17, Class XB, 0.62%, 03/15/53 15,395 294,573
Series 2023-V3, Class XA, 1.05%, 07/15/56 . 19,985 478,687
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(b)
.... 3,975 152,528
CSAIL Commercial Mortgage Trust, Series 2018-
C14, Class XA, 0.67%, 11/15/51 ......... 1,028 15,655
MIRA Trust, Series 2023-MILE, Class X, 0.25%,
06/10/38
(b)
....................... 28,000 80,097
UBS Commercial Mortgage Trust, Series 2019-
C17, Class XA, 1.58%, 10/15/52 ........ 3,060 155,187
Wells Fargo Commercial Mortgage Trust, Series
2017-C41, Class XA, 1.30%, 11/15/50 ..... 3,499 80,453
2,086,688
Total Non-Agency Mortgage-Backed Securities — 48 .9%
(Cost: $ 197,518,907 ) .............................. 194,164,709
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 4.3%
Federal Home Loan Mortgage Corp. , Series
4161 , Class BW , 2.50% , 02/15/43 ....... 200 174,109
Federal Home Loan Mortgage Corp. REMICS
Variable Rate Notes , Series 2411 , Class FJ ,
(SOFR 30 day Average at 0.35% Floor and
9.00% Cap + 0.46%), 4.81% , 12/15/29
(c)
... 1 1,244
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(c)
Series 5330 , Class FA , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 5.40% , 08/25/53 ........... 6,069 6,054,307
Series 5443 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.55% , 08/25/54 ........... 1,122 1,121,894
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5444 , Class FC , (SOFR 30 day
Average at 1.12% Floor and 7.00% Cap +
1.12%), 5.47% , 08/25/54 ........... USD 1,780 $ 1,776,226
Series 5458 , Class FB , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.50% , 10/25/54 ........... 997 989,356
Federal National Mortgage Association Variable
Rate Notes
(c)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 2.02% , 05/25/48 ........... 138 120,879
Series 2023-46 , Class FA , (SOFR 30 day
Average at 1.30% Floor and 7.00% Cap +
1.30%), 5.65% , 10/25/53 ........... 1,516 1,520,189
Series 2023-56 , Class FA , (SOFR 30 day
Average at 1.40% Floor and 7.00% Cap +
1.40%), 5.75% , 11/25/53 ............ 277 278,427
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 5.45% , 07/25/54 ........... 1,000 996,653
Series 2024-54 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.60% , 08/25/54 ........... 823 824,516
Government National Mortgage Association
Variable Rate Notes
(c)
Series 2014-107 , Class WX , 6.57% , 07/20/39 109 113,548
Series 2024-51 , Class TF , (SOFR 30 day
Average at 1.00% Floor and 7.00% Cap +
1.00%), 5.35% , 03/20/54 ........... 1,283 1,280,555
Series 2024-96 , Class FL , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.50% , 06/20/54 ........... 1,892 1,887,683
17,139,586
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-W5FX , Class CFX ,
3.79% , 04/25/28
(b) (c)
................. 288 265,180
Government National Mortgage Association ,
Series 2019-53 , Class V , 2.75% , 08/16/31 .. 139 129,752
394,932
Interest Only Collateralized Mortgage Obligations — 5.0%
Federal Home Loan Mortgage Corp.
Series 5052 , Class KI , 4.00% , 12/25/50 .... 899 183,451
Series 5119 , Class IC , 4.00% , 06/25/51 .... 3,695 781,320
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 4941 , Class SH , (SOFR
30 day Average at 0.00% Floor and 5.95%
Cap + 5.84%), 1.48% , 12/25/49
(c)
........ 378 43,786
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 . 406 49,527
Series 2020-27 , Class IJ , 4.50% , 05/25/50 .. 5,724 1,123,207
Series 2020-32 , Class PI , 4.00% , 05/25/50 . 4,571 984,052
Series 2021-23 , Class CI , 3.50% , 07/25/46 . 519 94,481
Series 2021-41 , 3.50% , 07/25/51 ........ 620 112,853
Series 2024-7 , Class IA , 3.50% , 11/25/49 .. 21,617 2,780,020
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 .. 15,977 2,670,473
Series 2021-64 , Class IH , 3.00% , 02/20/51 . 18,124 2,719,022
Series 2021-97 , Class LI , 3.00% , 08/20/50 .. 19,129 3,188,063
Series 2021-104 , Class IH , 3.00% , 06/20/51 954 162,182
Series 2022-5 , Class LI , 3.50% , 01/20/52 .. 63 11,192
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 765 130,299
Series 2022-88 , Class IA , 3.00% , 08/20/50 . 26,346 4,153,665

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Government National Mortgage Association
Variable Rate Notes
(c)
Series 2017-101 , Class SL , (1-mo. CME Term
SOFR at 0.00% Floor and 6.20% Cap +
6.09%), 1.77% , 07/20/47 ........... USD 334 $ 43,774
Series 2024-6 , Class ES , (SOFR 30 day
Average at 0.00% Floor and 6.05% Cap +
6.05%), 1.70% , 07/20/53 ........... 6,331 568,485
19,799,852
Interest Only Commercial Mortgage-Backed Securities — 0.3%
(c)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K110 , Class X1 , 1.76% , 04/25/30 ... 5,015 324,613
Series KPLB2 , Class X , 0.44% , 06/25/33 ... 16,982 353,589
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ....... 6,796 293,346
Series 2020-43 , 1.26% , 11/16/61 ........ 1,965 154,483
1,126,031
Mortgage-Backed Securities — 21.6%
Federal Home Loan Mortgage Corp.
2.50% , 03/01/30 - 04/01/31 ............ 347 336,728
3.00% , 09/01/27 - 12/01/46 ............ 239 222,814
3.50% , 12/01/41 - 01/01/48 ............ 925 861,741
4.00% , 08/01/40 - 12/01/45 ............ 276 265,974
4.50% , 08/01/39 - 09/01/48 ............ 377 371,463
5.00% , 05/01/35 - 02/01/42 ............ 481 486,166
5.50% , 02/01/35 - 06/01/41 ............ 264 270,788
6.00% , 08/01/28 - 11/01/39 ............ 10 10,378
Federal National Mortgage Association
3.50% , 11/01/46 ................... 264 248,750
4.00% , 01/01/41 ................... 21 19,757
6.00% , 07/01/39 ................... 195 202,903
Federal National Mortgage Association Variable
Rate Notes
(c)
3.07% , 09/01/27 ................... 155 152,359
3.22% , 03/01/27 ................... 474 467,207
Government National Mortgage Association
2.00% , 05/15/55
(e)
.................. 5,991 4,886,352
2.50% , 05/15/55
(e)
.................. 6,080 5,180,818
3.00% , 02/15/45 - 01/20/51 ............ 594 529,179
3.50% , 01/15/42 - 10/20/46 ............ 724 670,588
4.00% , 04/20/39 - 06/20/50 ............ 2,324 2,189,377
4.50% , 09/20/39 - 04/20/47 ............ 1,273 1,250,617
5.00% , 12/15/34 - 07/20/44 ............ 838 847,795
5.50% , 07/15/38 - 12/20/41 ............ 289 295,167
6.00% , 05/15/55
(e)
.................. 1,841 1,861,927
6.50% , 10/15/38 - 02/20/41 ............ 90 94,524
Uniform Mortgage-Backed Securities
2.00% , 10/01/31 - 03/01/32 ............ 323 307,403
2.00% , 05/25/55
(e)
.................. 7,130 5,653,799
2.50% , 04/01/30 - 03/01/32 ............ 568 549,349
2.50% , 05/25/55
(e)
.................. 15,417 12,814,160
3.00% , 04/01/28 - 08/01/50 ............ 1,561 1,478,063
3.00% , 05/25/55
(e)
.................. 46 39,914
3.50% , 11/01/27 - 06/01/52 ............ 6,398 5,826,775
4.00% , 08/01/31 - 05/01/52 ............ 4,592 4,357,209
4.00% , 05/25/55
(e)
.................. 2,678 2,495,478
4.50% , 01/01/27 - 07/01/48 ............ 1,366 1,343,433
5.00% , 06/01/26 - 06/01/39 ............ 695 704,018
5.50% , 05/01/34 - 03/01/40 ............ 388 397,264
5.50% , 05/25/55
(e)
.................. 6,000 5,987,047
6.00% , 12/01/32 - 09/01/40 ............ 255 266,192
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
6.50% , 09/01/36 - 08/01/54 ............ USD 20,799 $ 21,532,616
85,476,092
Principal Only Collateralized Mortgage Obligations — 0.3%
Government National Mortgage
Association , Series 2023-130 , Class OD ,
0.00% , 09/20/53
(f)
.................. 1,709 1,300,076
Total U.S. Government Sponsored Agency Securities — 31 .6%
(Cost: $ 125,717,915 ) .............................. 125,236,569
Total Long-Term Investments — 103.9%
(Cost: $ 415,960,462 ) .............................. 412,193,084
Shares
Shares
Short-Term Securities
Money Market Funds — 0.6%
Dreyfus Treasury Prime Cash Management
Institutional Shares , 4.16%
(g)
........... 2,532,653 2,532,653
Total Money Market Funds — 0 .6%
(Cost: $ 2,532,653 ) ............................... 2,532,653
Par (000)
Pa r (000)
U.S. Treasury Obligations — 5.2%
U.S. Treasury Bills ,   4.23% , 05/29/25
(h)
...... 20,749 20,680,901
Total U.S. Treasury Obligations — 5 .2%
(Cost: $ 20,680,969 ) ............................... 20,680,901
Total Short-Term Securities — 5.8%
(Cost: $ 23,213,622 ) ............................... 23,213,554
Total Investments Before TBA Sale Commitments — 109 .7%
(Cost: $ 439,174,084 ) .............................. 435,406,638
TBA Sale Commitments
(e)
Mortgage-Backed Securities — ( 0 .5 ) %
Government National Mortgage Association ,
5.50% , 05/15/55 ................... (1,841) (1,840,014)
Uniform Mortgage-Backed Securities ,
3.50% , 05/25/55 ................... (353) (318,543)
Total TBA Sale Commitments — ( 0 .5 ) %
(Proceeds: $ (2,143,076) ) ........................... (2,158,557)
Total Investments Net of TBA Sale Commitments — 109 .2%
(Cost: $ 437,031,008 ) .............................. 433,248,081
Liabilities in Excess of Other Assets — (9.2) % ............. (36,496,433)
Net Assets — 100.0% ...............................
$ 396,751,648

Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

(a)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Represents or includes a TBA transaction.
(f)
Zero-coupon bond.
(g)
Annualized 7-day yield as of period end.
(h)
Rates are discount rates or a range of discount rates as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Ultra Note ............................................... 144 06/18/25 $ 16,551 $ 322,043
U.S. Treasury 2-Year Note .................................................... 392 06/30/25 81,628 653,035
U.S. Treasury 5-Year Note .................................................... 89 06/30/25 9,732 60,353
1,035,431
Short Contracts
U.S. Treasury 10-Year Note ................................................... 144 06/18/25 16,187 (233,543)
U.S. Treasury Long Bond ..................................................... 27 06/18/25 3,151 (21,984)
U.S. Treasury Ultra Bond ..................................................... 2 06/18/25 242 314
(255,213)
$ 780,218
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR Annual 3.31% Annual 10/02/34 USD 2,150 $ (65,002) $ — $ (65,002)
4.08% Annual 1-day SOFR Annual 10/02/34 USD 2,150 (76,575) — (76,575)
$ (141,577) $ — $ (141,577)
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ......... 3 .00 % Monthly JPMorgan Securities LLC 09/17/58 USD 3,100 $ 570,271 $ 276,971 $ 293,300
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.BBB- ..... 3 .00 % Monthly Deutsche Bank AG 09/17/58 BBB- USD 2,197 $ (404,156) $ (214,842) $ (189,314)
CMBX.NA.9.BBB- ..... 3 .00 Monthly
Goldman Sachs
International 09/17/58 BBB- USD 903 (166,115) (34,906) (131,209)
CMBX.NA.15.BBB- .... 3 .00 Monthly
Morgan Stanley & Co.
International plc 11/18/64 BBB- USD 500 (91,979) (87,117) (4,862)
$ (662,250) $ (336,865) $ (325,385)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .35%
Balances Reported in the Statement of Assets and Liabilities for Centrally Cleared Swaps and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ — $ — $ — $ (141,577)
OTC Swaps ................................................................... 276,971 (336,865) 293,300 (325,385)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,035,745 $ — $ 1,035,745
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 570,271 — — — — 570,271
$ — $ 570,271 $ — $ — $ 1,035,745 $ — $ 1,606,016
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 255,527 $ — $ 255,527
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 141,577 — 141,577
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 662,250 — — — — 662,250
$ — $ 662,250 $ — $ — $ 397,104 $ — $ 1,059,354
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statement of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (203,780) $ — $ (203,780)
Options written ........................ — — — — 312,180 — 312,180
Swaps .............................. — (8,013) — — (197,004) — (205,017)
$ — $ (8,013) $ — $ — $ (88,604) $ — $ (96,617)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 1,168,423 $ — $ 1,168,423
Options written ........................ — — — — (119,625) — (119,625)
Swaps .............................. — 11,896 — — 121,066 — 132,962
$ — $ 11,896 $ — $ — $ 1,169,864 $ — $ 1,181,760

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 107,157,783
Average notional value of contracts — short ................................................................................. 21,158,583
Options
Average notional value of swaption contracts written ........................................................................... 2,150,000
Credit default swaps
Average notional value — buy protection ................................................................................... 3,100,000
Average notional value — sell protection ................................................................................... 3,600,000
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 1,715,640
Average notional value — receives fixed rate ................................................................................ 4,640,640
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 103,602 $ —
Swaps — centrally cleared .............................................................................. — 604
Swaps — OTC
(a)
..................................................................................... 570,271 662,250
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 673,873 $ 662,854
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(103,602) (604)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 570,271 $ 662,250
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statement of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
(a)
Net Amount
of Derivative
Assets
(b)
J.P. Morgan Securities LLC .......................... $ 570,271 $ — $ — $ (560,000) $ 10,271
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
(a)
Net Amount of
Derivative
Liabilities
Deutsche Bank AG ............................... $ 404,156 $ — $ — $ (404,156) $ —
Goldman Sachs International ........................ 166,115 — — (166,115) —
Morgan Stanley & Co. International plc .................. 91,979 — — (91,979) —
$ 662,250 $ — $ — $ (662,250) $ —
(a)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.

Schedule of Investments
(continued)
April 30, 2025
BlackRock U.S. Mortgage Portfolio
Schedule of Investments

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 92,791,806 $ — $ 92,791,806
Non-Agency Mortgage-Backed Securities ........................ — 193,531,874 632,835 194,164,709
U.S. Government Sponsored Agency Securities .................... — 125,236,569 — 125,236,569
Short-Term Securities
Money Market Funds ...................................... 2,532,653 — — 2,532,653
U.S. Treasury Obligations ................................... — 20,680,901 — 20,680,901
Liabilities
Investments
TBA Sale Commitments .................................... — (2,158,557) — (2,158,557)
$ 2,532,653 $ 430,082,593 $ 632,835 $ 433,248,081
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 293,300 $ — $ 293,300
Interest rate contracts ....................................... 1,035,745 — — 1,035,745
Liabilities
Credit contracts ........................................... — (325,385) — (325,385)
Interest rate contracts ....................................... (255,527) (141,577) — (397,104)
$ 780,218 $ (173,662) $ — $ 606,556
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statement of Assets and Liabilities

April 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 435,406,638
Cash ............................................................................................................. 46,871
Cash pledged: –
Collateral — OTC derivatives ............................................................................................ 1,042,000
Futures contracts .................................................................................................... 674,000
Centrally cleared swaps ................................................................................................ 4,150
Receivables: –
Swaps .......................................................................................................... 17
TBA sale commitments ................................................................................................ 2,143,076
Capital shares sold ................................................................................................... 361,653
Dividends — unaffiliated ............................................................................................... 12,477
Interest — unaffiliated ................................................................................................. 1,623,125
From the Manager ................................................................................................... 20,005
Variation margin on futures contracts ....................................................................................... 103,602
Swap premiums paid ................................................................................................... 276,971
Unrealized appreciation on: –
OTC swaps ........................................................................................................ 293,300
Prepaid e xpenses ..................................................................................................... 34,030
Total a ssets .........................................................................................................
442,041,915
LIABILITIES
Cash received: –
Collateral — OTC derivatives ............................................................................................ 560,000
TBA sale commitments, at value
(b)
.......................................................................................... 2,158,557
Payables: –
Investments purchased ................................................................................................ 40,403,198
Capital shares redeemed ............................................................................................... 956,440
Income dividend distributions ............................................................................................ 150,363
Investment advisory fees .............................................................................................. 127,392
Trustees' and Officer's fees ............................................................................................. 432
Other affiliate fees ................................................................................................... 265
Professional fees .................................................................................................... 54,713
Service and distribution fees ............................................................................................. 3,395
Variation margin on centrally cleared swaps .................................................................................. 604
Other accrued expenses ............................................................................................... 212,658
Swap premiums received ................................................................................................ 336,865
Unrealized depreciation on: –
OTC swaps ........................................................................................................ 325,385
Total li abilities ........................................................................................................
45,290,267
Commitments and contingent liabilities
$ –
NET ASSETS ........................................................................................................
$ 396,751,648
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 430,137,222
Accumulated loss ..................................................................................................... (33,385,574)
NET ASSETS ........................................................................................................
$ 396,751,648
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 439,174,084
(b)
  Proceeds received from TBA sale commitments ......................................................................... $ 2,143,076

Statement of Assets and Liabilities
(continued)
April 30, 2025

Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 381,218,293
Shares outstanding ...................................................................................................
42,426,822
Net asset value .....................................................................................................
$ 8.99
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 14,897,130
Shares outstanding ...................................................................................................
1,661,185
Net asset value .....................................................................................................
$ 8.97
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor C
Net assets .........................................................................................................
$ 636,225
Shares outstanding ...................................................................................................
70,918
Net asset value .....................................................................................................
$ 8.97
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations

Year Ended April 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information

See notes to financial statements.
BlackRock
U.S. Mortgage
Portfolio
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................................... $ 152,571
Interest — unaffiliated ................................................................................................. 26,066,258
Total investment income .................................................................................................
26,218,829
EXPENSES
Investment advisory .................................................................................................. 1,650,097
Transfer agent — class specific .......................................................................................... 308,483
Professional ....................................................................................................... 88,412
Registration ....................................................................................................... 70,928
Accounting services .................................................................................................. 52,645
Service and distribution — class specific .................................................................................... 41,199
Printing and postage ................................................................................................. 29,820
Custodian ......................................................................................................... 12,236
Trustees and Officer .................................................................................................. 8,474
Miscellaneous ...................................................................................................... 48,365
Total expenses excluding interest expense .....................................................................................
2,310,659
Interest expense .................................................................................................... 3,910
Total expenses .......................................................................................................
2,314,569
Less: –
Fees waived and/or reimbursed by the Manager ............................................................................... (104,891)
Transfer agent fees waived and/or reimbursed by the Manager — class specific .......................................................... (306,072)
Total expenses after fees waived and/or reimbursed ..............................................................................
1,903,606
Net investment income ..................................................................................................
24,315,223
REALIZED AND UNREALIZED GAIN (LOSS) $ 14,697,161
Net realized gain (loss) from: $ –
Investments — unaffiliated ........................................................................................... 527,424
Futures contracts .................................................................................................. (203,780)
Options written ................................................................................................... 312,180
Swaps ......................................................................................................... (205,017)
A
430,807
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................................................... 13,084,594
Futures contracts .................................................................................................. 1,168,423
Options written ................................................................................................... (119,625)
Swaps ......................................................................................................... 132,962
A
14,266,354
Net realized and unrealized gain ...........................................................................................
14,697,161
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................................................................
$ 39,012,384

Statements of Changes in Net Assets

Statements of Changes in Net Assets
See notes to financial statements.
BlackRock U.S. Mortgage Portfolio
Year Ended
04/30/25
Year Ended
04/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 24,315,223  $ 15,466,074
Net realized gain (loss) .............................................................................. 430,807  (8,747,792)
Net change in unrealized appreciation (depreciation) .......................................................... 14,266,354  (2,668,899)
Net increase in net assets resulting from operations ............................................................. 39,012,384  4,049,383
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (23,526,588) (14,247,700)
Investor A ...................................................................................... (752,972) (858,680)
Investor C ...................................................................................... (37,558) (46,570)
Decrease in net assets resulting from distributions to shareholders ................................................... (24,317,118) (15,152,950)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions ................................................... 7,498,266  106,111,249
NET ASSETS
Total increase in net assets ............................................................................. 22,193,532  95,007,682
Beginning of year .................................................................................... 374,558,116  279,550,434
End of year ........................................................................................
$ 396,751,648  $ 374,558,116
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.56%, 0.45% and 0.45%, respectively.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Institutional
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of year .............................
$ 8.65  $ 8.93  $ 9.47  $ 10.46  $ 10.07
Net investment income
(a)
...................................
0 .53  0 .48  0 .36  0 .22  0 .27
Net realized and unrealized gain (loss) ..........................
0 .34  ( 0 .29 ) ( 0 .55 ) ( 0 .97 ) 0 .43
Net increase (decrease) from investment operations .................. 0.87  0.19  (0.19) (0.75) 0.70
Distributions from net investment income
(b)
...................... (0.53) (0.47) (0.35) (0.24) (0.31)
Net asset value, end of year ................................. $ 8.99  $ 8.65  $ 8.93  $ 9.47  $ 10.46
Total Return
(c)
Based on net asset value .................................... 10.22% 2.18% (1.91)% (7.33)% 7.07%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.55% 0.63% 0.59% 0.58%
(e)
0.58%
Total expenses after fees waived and/or reimbursed ..................
0.45% 0.46% 0.45% 0.47%
(e)
0.45%
Net investment income .....................................
5.90% 5.47% 3.94% 2.10% 2.65%
Supplemental Data
Net assets, end of year (000) .................................. $ 381,218  $ 359,472  $ 259,479  $ 227,622  $ 242,171
Portfolio turnover rate
(f)
...................................... 285% 361% 533% 937% 1,196%
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
96% 72% 140% 378% 654%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)

Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.89%, 0.70% and 0.70%, respectively.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor A
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of year .............................
$ 8.64  $ 8.92  $ 9.46  $ 10.44  $ 10.05
Net investment income
(a)
...................................
0 .50  0 .45  0 .32  0 .19  0 .25
Net realized and unrealized gain (loss) ..........................
0 .33  ( 0 .29 ) ( 0 .53 ) ( 0 .96 ) 0 .43
Net increase (decrease) from investment operations .................. 0.83  0.16  (0.21) (0.77) 0.68
Distributions from net investment income
(b)
...................... (0.50) (0.44) (0.33) (0.21) (0.29)
Net asset value, end of year ................................. $ 8.97  $ 8.64  $ 8.92  $ 9.46  $ 10.44
Total Return
(c)
Based on net asset value .................................... 9.83% 1.92% (2.16)% (7.49)% 6.81%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.84% 0.92% 0.92% 0.92%
(e)
0.90%
Total expenses after fees waived and/or reimbursed ..................
0.70% 0.71% 0.70% 0.72%
(e)
0.70%
Net investment income .....................................
5.66% 5.18% 3.59% 1.86% 2.43%
Supplemental Data
Net assets, end of year (000) .................................. $ 14,897  $ 14,100  $ 18,940  $ 23,728  $ 25,047
Portfolio turnover rate
(f)
...................................... 285% 361% 533% 937% 1,196%
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
96% 72% 140% 378% 654%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information

(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.64%, 1.45% and 1.45%, respectively.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock U.S. Mortgage Portfolio
Investor C
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Net asset value, beginning of year .............................
$ 8.64  $ 8.92  $ 9.46  $ 10.44  $ 10.05
Net investment income
(a)
...................................
0 .44  0 .39  0 .24  0 .12  0 .18
Net realized and unrealized gain (loss) ..........................
0 .33  ( 0 .29 ) ( 0 .52 ) ( 0 .96 ) 0 .42
Net increase (decrease) from investment operations .................. 0.77  0.10  (0.28) (0.84) 0.60
Distributions from net investment income
(b)
...................... (0.44) (0.38) (0.26) (0.14) (0.21)
Net asset value, end of year ................................. $ 8.97  $ 8.64  $ 8.92  $ 9.46  $ 10.44
Total Return
(c)
Based on net asset value .................................... 9.01% 1.16% (2.89)% (8.18)% 6.01%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.61% 1.67% 1.69% 1.67%
(e)
1.66%
Total expenses after fees waived and/or reimbursed ..................
1.45% 1.46% 1.45% 1.47%
(e)
1.45%
Net investment income .....................................
4.91% 4.45% 2.68% 1.12% 1.72%
Supplemental Data
Net assets, end of year (000) .................................. $ 636  $ 986  $ 1,132  $ 2,775  $ 4,177
Portfolio turnover rate
(f)
...................................... 285% 361% 533% 937% 1,196%
Year Ended
04/30/25
Year Ended
04/30/24
Year Ended
04/30/23
Year Ended
04/30/22
Year Ended
04/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
96% 72% 140% 378% 654%
See notes to financial statements.

Notes to Financial Statements

Notes to Financial Statements
1. ORGANIZATION
Managed Account Series II (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust. BlackRock U.S. Mortgage Portfolio (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the
Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a
CDSC
for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the
“trade dates”) . Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Fund, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional Shares ........................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM") and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics

Notes to Financial Statements
(continued)

Notes to Financial Statements
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedule of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Options: The Fund may purchase and write call and put options to increase or decrease its exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.

Notes to Financial Statements
(continued)

Notes to Financial Statements
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statement of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statement of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statement of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Fund writes a call option, such option is typically “covered,” meaning that it holds the underlying instrument subject to being called by the option counterparty. When the Fund writes a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statement of Assets and Liabilities.
Swaptions – The Fund may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Fund’s holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that it may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing or selling a security when it otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Fund and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statement of
Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statement of Assets and Liabilities. Payments received or paid are recorded in the Statement of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Fund’s counterparty on the swap. The Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statement of Assets and
Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statement of Assets and Liabilities.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation (depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statement of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Fund will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statement of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
Service and Distribution Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC
(“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service  Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees . The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended April 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year  ended  April 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended April 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.40%
$1 billion - $3 billion ..................................................................................................... 0.38
$3 billion - $5 billion ..................................................................................................... 0.36
$5 billion - $10 billion .................................................................................................... 0.35
Greater than $10 billion ................................................................................................... 0.34
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0 .25% — %
Investor C ................................................................................................. 0 .25 0 .75
Share Class
Service and
Distribution
Fees — Class
Specific
Investor A ........................................................................................................ $ 33,468
Investor C ........................................................................................................ 7,731
$ 41,199
Institutional Investor A Investor C Total
Reimbursed Amount ................................................................. $ 4,324 $ 748 $ 93 $ 5,165

Notes to Financial Statements
(continued)

Notes to Financial Statements
For the year ended April 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  April 30, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor A
Shares for a total of $1,307 .
For the year ended April 30, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30, 2026 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the
Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver.  For the year ended April 30, 2025 , there were no fees waived and/or reimbursed by the Manager pursuant to this agreement.
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended April 30, 2025, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended April 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $104,891 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
In addition, these amounts waived and/or reimbursed by the Manager are included in transfer agent fees waived and/or reimbursed by the Manager — class specific in the
Statement of Operations. For the year ended April 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: In accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund participated in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
7. PURCHASES AND SALES
For the year ended April 30, 2025, purchases and sales of investments, including paydowns/payups and mortgage dollar rolls, excluding short-term securities, as follows:
For the year ended April 30, 2025, purchases and sales related to mortgage dollar rolls were $801,017,636 and $800,486,254, respectively.
Institutional Investor A Investor C Total
Transfer agent fees - class specific ....................................................... $ 291,624 $ 15,827 $ 1,032 $ 308,483
Investor A $ 232
Investor C 380
Institutional Investor A Investor C
Expense Limitations ................................................................. 0 .45% 0 .70% 1 .45%
Share Class
Transfer Agent Fees
Waived and/or Reimbursed
by the Manager - Class
Specific
Institutional ....................................................................................................... $ 289,295
Investor A ........................................................................................................ 15,751
Investor C ........................................................................................................ 1,026
$ 306,072
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
BlackRock U.S. Mortgage Portfolio .......................................... $ 1,030,595,489 $ 1,110,527,112 $ 185,798,982 $ 95,823,990

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of date of these financial statements, all of which are subject to change, possibly with retroactive effect which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of April 30, 2025, the tax components of accumulated earnings (loss) were as follows:
(a) Amounts available to offset future realized capital gains.
(b) The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the timing and recognition of partnership income and the accounting for swap agreements.
During the year ended April 30, 2025, the Fund utilized the following amount of its capital loss carryforward:
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate (“SOFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended April 30, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk
Fund Name
Year Ended
04/30/25
Year Ended
04/30/24
BlackRock U.S. Mortgage Portfolio
Ordinary income ...................................................................................... $ 24,317,118 $ 15,152,950
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
BlackRock U.S. Mortgage Portfolio ............................................. $ 705,817 $ (29,165,781) $ (4,925,610) $ (33,385,574)
Fund Name Amount Utilized
BlackRock U.S. Mortgage Portfolio ......................................................................................... $ 1,365,147
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
BlackRock U.S. Mortgage Portfolio ..................................... $ 440,152,506 $ 8,195,411 $ (13,121,021) $ (4,925,610)

Notes to Financial Statements
(continued)

Notes to Financial Statements
that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the
Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, the Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the
Fund should the counterparty fail to perform under the contracts. Options written by the Fund do not typically give rise to counterparty credit risk, as options written generally obligate the Fund, and not the counterparty, to perform. The Fund may be exposed to counterparty credit risk with respect to options written to the extent the Fund deposits collateral with its counterparty to a written option.
With exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through the date the financial statements were issued and the following item was noted:
On June 5, 2025, the Board approved a change in the name of the Fund to BlackRock Securitized Income Fund and certain changes to the Fund’s investment strategies and investment process. These changes are expected to become effective on or about August 5, 2025. Additionally, the Board approved a subsequent reorganization of the Fund into a newly created ETF to be named iShares Securitized Income Active ETF. The newly created ETF will have an identical investment objective and identical investment strategies and policy as the repositioned Fund. The reorganization is expected to close as of the close of trading on the New York Stock Exchange on January 23, 2026.
Year Ended
04/30/25
Year Ended
04/30/24
Fund Name/Share Class
Shares Amount Shares Amount
BlackRock U.S. Mortgage Portfolio
Institutional
Shares sold .............................................
12,660,272 $ 113,070,247 22,346,841 $ 196,339,316
Shares issued in reinvestment of distributions ........................
2,479,713 22,186,691 1,534,482 13,389,288
Shares redeemed .........................................
(14,258,562) (127,649,155) (11,378,373) (99,203,316)
881,423 $ 7,607,783 12,502,950 $ 110,525,288
Investor A
Shares sold and automatic conversion of shares .......................
905,749 $ 8,119,466 473,339 $ 4,131,910
Shares issued in reinvestment of distributions ........................
75,002 669,545 91,968 800,390
Shares redeemed .........................................
(951,946) (8,509,676) (1,056,553) (9,232,498)
28,805 $ 279,335 (491,246) $ (4,300,198)
Investor C
Shares sold .............................................
17,068 $ 151,381 38,052 $ 330,854
Shares issued in reinvestment of distributions ........................
4,209 37,546 5,292 46,108
Shares redeemed and automatic conversion of shares ..................
(64,510) (577,779) (56,046) (490,803)
(43,233) $ (388,852) (12,702) $ (113,841)
866,995 $ 7,498,266 11,999,002 $ 106,111,249

Report of Independent Registered Public Accounting Firm

Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock U.S. Mortgage Portfolio and the Board of Trustees of Managed Account Series II:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock U.S. Mortgage Portfolio of Managed Account Series II (the “Fund”), including the schedule of investments, as of April 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of April 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of April 30, 2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
June 25, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
2025
BlackRock Annual Financial Statements and Additional Information

The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended April
30, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended April 30, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended April 30, 2025:
Fund Name Federal Obligation Interest
BlackRock U.S. Mortgage Portfolio ....................................................................................... $ 2,177,234
Fund Name Interest Dividends
BlackRock U.S. Mortgage Portfolio ....................................................................................... $ 25,430,709
Fund Name
Interest-Related
Dividends
BlackRock U.S. Mortgage Portfolio ....................................................................................... $ 23,540,336

Additional Information

Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Annual Financial Statements and Additional Information

Fund and Service Providers
Investment Adviser
BlackRock Advisors, LLC
Wilmington, DE 19809
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Glossary of Terms Used in these Financial Statements

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CLO Collateralized Loan Obligation
CMT Constant Maturity Treasury
CSMC Credit Suisse Mortgage Capital
CWABS Countrywide Asset-Backed Certificates
OTC Over-the-counter
REMIC Real Estate Mortgage Investment Conduit
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Managed Account Series II

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          Managed Account Series II

Date: June 25, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          Managed Account Series II

Date: June 25, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
Managed Account Series II

Date: June 25, 2025